As Filed with the Securities and Exchange Commission on December 19, 2003
                                                      Registration No. 333-_____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       / / Pre-Effective Amendment No. ___
                       / / Post-Effective Amendment No. __

                               PIMCO ADVISORS VIT
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1345 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10105-4800
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        Registrant's Telephone Number, including Area Code (212) 739-3000

                                -----------------

                              FRANCIS C. POLI, ESQ.
                             OPPENHEIMER CAPITAL LLC
                           1345 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10105-4800
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

            RONALD M. FEIMAN                        CATHY G. O'KELLY
      MAYER, BROWN, ROWE & MAW LLP       VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
              1576 BROADWAY                     222 NORTH LASALLE STREET
        NEW YORK, NEW YORK 10019                 CHICAGO, ILLINOIS 60601

                                -----------------

     Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

     It is proposed that this filing will become effective on January 19, 2004 pursuant to Rule 488.

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                            LSA VARIABLE SERIES TRUST

          LSA VALUE EQUITY FUND
          LSA BASIC VALUE FUND
          LSA BLUE CHIP FUND
          LSA EQUITY GROWTH FUND
          LSA CAPITAL APPRECIATION FUND
          LSA CAPITAL GROWTH FUND
          LSA MID CAP VALUE FUND
          LSA DIVERSIFIED MID-CAP FUND
          LSA AGGRESSIVE GROWTH FUND
          LSA EMERGING GROWTH EQUITY FUND
          LSA BALANCED FUND

                                3100 Sanders Road
                           Northbrook, Illinois 60062

                                                                __________, 2004

Dear Contract Owner:

     Enclosed is a combined Proxy Statement/Prospectus for each fund of the LSA Variable Series Trust (the "Trust") in which your variable annuity contract or variable life insurance policy holds an interest as of January 12, 2004. The combined Proxy Statement/Prospectus contains an important proposal for you to consider. You are eligible to provide voting instructions on how to vote on this proposal because shares of one or more of the funds were beneficially held through your variable annuity contract or variable life insurance policy on January 12, 2004.

     The Board of Trustees of the Trust determined that action should be taken with regard to the Trust due to the likelihood of discontinued subsidies of expenses by the sponsor. In light of the small asset size of the Trust funds and the likelihood of discontinued subsidies of expenses, the Board of Trustees believes that on a long-term basis the Trust may not continue to be a competitive investment option. The various funds of the Trust have not been able to reach critical asset size or economies of scale, particularly if the seed capital deposited by the sponsor were to be withdrawn. After reviewing the prospects for growth in asset size, the Board determined that the best course of action was to reorganize each Trust fund into another fund with similar investment objectives and policies.

     Under the proposed reorganizations, if approved by the shareholders, shares of each Trust fund will be exchanged for an equal value of shares of the acquiring fund, which will result in your holding beneficially through your variable contract shares of the acquiring fund. Under the terms of the proposed reorganization you will not pay any costs associated with effecting the reorganizations.

     Although we are disappointed that the Trust funds have not grown sufficiently in size to allow them to continue to be competitive long-term investment vehicles, we believe that contract owners will be well served by the proposed reorganizations, which will allow them to continue their variable contracts with similar underlying investment vehicles.

     The enclosed materials provide more information about the proposal. Your voting instructions are important to us, no matter how many shares are held through your contract. After you review the enclosed materials, we ask that you provide voting instructions FOR the proposed reorganization. Please provide voting instructions for the proposal by completing, dating and signing your voting instruction form, and mailing it to us today. You can also communicate voting instructions by telephone or by the Internet.

     Thank you for your continued support.

                                                     Sincerely,


                                                     John R. Hunter
                                                     President

                                LSA BALANCED FUND

                              QUESTIONS AND ANSWERS

                          YOUR VOTE IS VERY IMPORTANT!

     WHILE WE ENCOURAGE YOU TO READ THE FULL TEXT OF THE ENCLOSED PROXY STATEMENT/PROSPECTUS, HERE IS A BRIEF OVERVIEW OF THE PROPOSAL, WHICH WILL REQUIRE YOUR VOTE.

Q. WHAT ARE SHAREHOLDERS BEING ASKED TO VOTE ON AT THE UPCOMING SPECIAL MEETING ON MARCH 26, 2004?

A. The Board of Trustees of the LSA Variable Series Trust has called a special meeting of the LSA Balanced Fund at which you will be asked to vote on a reorganization (the "Reorganization") of your Fund into the OpCap Balanced Portfolio. LSA Asset Management LLC ("LSAAM"), the manager of your Fund, has recommended this Reorganization based upon its determination that the Trust may not continue to be a competitive long-term investment option for variable products issued by Allstate Life Insurance Company and its affiliated insurance companies. Although LSAAM has subsidized the Trust's expenses since inception, the Fund has yet to reach critical asset size and LSAAM anticipates that the subsidies of the Trust's expenses will be discontinued when the current expense limitation agreement expires on April 30, 2004. As a result, LSAAM recommended the reorganization of each series of the LSA Variable Series Trust with a comparable fund that is offered as an underlying investment option for variable annuity contracts or variable life insurance policies issued by Allstate Life Insurance Company or its affiliated insurance companies.

     Following the Reorganization, your assets will be managed in accordance with the investment objectives, policies and strategies of the OpCap Balanced Portfolio, and the LSA Balanced Fund will be terminated. Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed reorganization and for a more complete description of the OpCap Balanced Portfolio.

Q.   WHY DID THE BOARD OF TRUSTEES APPROVE THE REORGANIZATION?

A. The Board of Trustees unanimously approved the Reorganization for a number of reasons. Based upon the LSA Balanced Fund's small size and its sales projections, the Fund is not expected to reach a size that will provide a reasonable expense ratio without subsidies from LSAAM. As a result, the Board concluded that the LSA Balanced Fund may not continue to be a competitive investment vehicle on a long-term basis. The Board, in considering the various options available to the Fund, concluded that a reorganization into the OpCap Balanced Portfolio was in the best interests of the Fund and its shareholders.

     The Board recommends that you vote FOR the Reorganization.

Q. HOW DO THE INVESTMENT OBJECTIVES AND POLICIES OF THE LSA BALANCED FUND AND THE OPCAP BALANCED PORTFOLIO COMPARE?

A. The LSA Balanced Fund is managed by the same management team using the same investment style as the OpCap Balanced Portfolio. As a result, the LSA Balanced Fund and the OpCap Balanced Portfolio have substantially similar investment objectives and policies and generally will hold the same securities. In addition, the investment adviser investing the assets and the portfolio manager will not change.

Q. WHAT ARE THE ADVANTAGES FOR CONTRACT OWNERS WITH A BENEFICIAL INTEREST IN THE LSA BALANCED FUND?

A. Combining the two funds will benefit contract owners by allowing them to continue their investment in a fund with a substantially similar investment objective and investments in similar types of securities. In addition, the OpCap Balanced Portfolio has an expense limitation agreement that provides that through December 31, 2004 its net expense ratio will be lower than the current net expense ratio of the LSA Balanced Fund.

Q.   WHAT IS THE TIMETABLE FOR THE REORGANIZATION?

A. If approved by shareholders of record at the March 26, 2004 shareholder meeting, the Reorganization is expected to take effect on or about April 30, 2004.

Q.   WHAT WILL HAPPEN TO THE ACCOUNT BALANCE HELD UNDER MY CONTRACT IN THE FUND?

A. There will be no change in value. Upon approval and completion of the Reorganization, shares of the LSA Balanced Fund will be exchanged for shares of the OpCap Balanced Portfolio based upon a specified exchange ratio determined by the respective net asset values of the funds' shares. Your contract will be credited with shares of the OpCap Balanced Portfolio whose aggregate value at the time of issuance will equal the aggregate value of the LSA Balanced Fund shares held under your contract on that date.

Q. WILL THE FUND HAVE TO PAY ANY FEES OR EXPENSES IN CONNECTION WITH THE REORGANIZATION?

A. No. All expenses associated with the Reorganization will be paid directly or indirectly by LSAAM or the investment adviser of the OpCap Balanced Portfolio or one of their affiliates.

Q.   WILL THE REORGANIZATION CREATE A TAXABLE EVENT FOR ME?

A. No. The Reorganization is intended to be done on a tax-free basis for federal income tax purposes. The Reorganization will not result in individual contact owners recognizing any gain or loss for federal income tax purposes.

Q.   CAN I REALLOCATE MY ACCOUNT BALANCE BEFORE THE REORGANIZATION TAKES PLACE?

A. Yes. You may transfer your account balance out of the LSA Balanced Fund and into any other investment option made available by your variable insurance product. However, if you transfer your account balance into another series of the Trust, you should be aware that the other LSA Fund will also be subject to reorganization.

Q.   AFTER THE REORGANIZATION, CAN I TRANSFER MY ACCOUNT BALANCE TO ANOTHER
     OPTION?

A. Yes. In accordance with applicable rules under your contract, you may transfer your account balance then held in the OpCap Balanced Portfolio into any other investment option made available by your variable insurance product.

Q.   HOW DO I VOTE?

A. You can provide voting instructions for shares beneficially held through your variable annuity contract or variable life insurance policy by mail using the enclosed voting instruction form or in person at the special meeting. You can also communicate voting instructions by telephone or by the Internet.

Q.   WHAT HAPPENS IF THE REORGANIZATION IS NOT APPROVED?

A. If shareholders do not approve the Reorganization, the Reorganization will not take effect and the Board of Trustees will take such action as it deems to be in the best interests of the LSA Balanced Fund and its shareholders.

                                LSA BALANCED FUND
                      A SERIES OF LSA VARIABLE SERIES TRUST

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MARCH 26, 2004

Notice is hereby given that a Special Meeting of Shareholders of the LSA Balanced Fund, a series of the LSA Variable Series Trust (the "Trust"), will be held at 3100 Sanders Road, Northbrook, Illinois 60062, on March 26, 2004 at 10:00 a.m. Central time, for the purposes of considering the proposal set forth below. The proposal, if approved, will result in the transfer of all assets and stated liabilities of the LSA Balanced Fund to the OpCap Balanced Portfolio in return for shares of the OpCap Balanced Portfolio (the "Reorganization"). The LSA Balanced Fund will then be terminated as soon as reasonably practicable thereafter.

Proposal:     To approve an Agreement and Plan of Reorganization (attached hereto as Exhibit A) providing for the transfer of all assets and stated liabilities of the LSA Balanced Fund in exchange for shares of the OpCap Balanced Portfolio, and the shares so received will be distributed to shareholders of the LSA
              Balanced Fund.

     Shareholders of record of the LSA Balanced Fund as of the close of business on January 12, 2004 are entitled to notice of, and to vote at, this meeting, or any adjournment of this meeting. Contract owners may provide voting instructions on how to vote shares held through their variable annuity contract or variable life insurance policy at the meeting or any adjournment of the meeting.

     CONTRACT OWNERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING VOTING INSTRUCTION FORM. YOU MAY EXECUTE THE VOTING INSTRUCTION FORM USING THE METHODS DESCRIBED THEREIN. VOTING INSTRUCTIONS MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED VOTING INSTRUCTION FORM OR BY ATTENDING THE MEETING AND PROVIDING VOTING INSTRUCTIONS IN PERSON.

                                            By Order of the Board of Trustees


                                            John R. Hunter
                                            President
                                            LSA Variable Series Trust

__________, 2004

                           PROXY STATEMENT/PROSPECTUS

                             DATED JANUARY __, 2004

                RELATING TO THE ACQUISITION OF LSA BALANCED FUND
                      A SERIES OF LSA VARIABLE SERIES TRUST
                                3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847-402-6461

                        BY AND IN EXCHANGE FOR SHARES OF
                            OPCAP BALANCED PORTFOLIO
                         A SERIES OF PIMCO ADVISORS VIT
                           1345 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10105-4800
                                  212-739-3000

     This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the LSA Variable Series Trust (the "Trust") for the purpose of the Special Meeting of Shareholders (the "Meeting") of the LSA Balanced Fund, to be held on Friday, March 26, 2004 at 10:00 a.m. Central time, at 3100 Sanders Road, Northbrook, Illinois 60062. At the Meeting, shareholders of the LSA Balanced Fund will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Plan"), that will result in the transfer of all assets and stated liabilities of the LSA Balanced Fund to the OpCap Balanced Portfolio (each, a "Fund" and collectively, the "Funds"), a series of PIMCO Advisors VIT ("PAVIT"), in return for shares of the OpCap Balanced Portfolio (the "Reorganization"). The LSA Balanced Fund will then be terminated as soon as reasonably practicable thereafter.

     This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of the LSA Balanced Fund or a variable annuity or variable life insurance contract owner should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents discussed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated herein in whole or in part by reference. A Statement of Additional Information dated January __, 2004, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the LSA Balanced Fund and the OpCap Balanced Portfolio, has been filed with the SEC and is incorporated by reference into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to PAVIT, 1345 Avenue of the Americas, New York, New York 10105-4800, or by calling toll-free 1-800-700-8258.

     THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     The LSA Balanced Fund is available exclusively as a funding vehicle for variable annuity contracts or variable life insurance policies offered through life insurance company separate accounts. Individual contract owners are not the shareholders of the LSA Balanced Fund. Rather, the insurance companies and their separate accounts are the shareholders. To be consistent with SEC interpretations of voting requirements, each insurance company will offer contract owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposal to be considered at the Meeting. Therefore, this Proxy Statement/Prospectus is provided to contract owners entitled to give voting instructions regarding the LSA Balanced Fund. This Proxy Statement/Prospectus, the Notice of

Special Meeting and the voting instruction form are expected to be sent to contract owners on or about_______________, 2004.

     The Reorganization Plan provides that the LSA Balanced Fund will transfer all assets and stated liabilities to the OpCap Balanced Portfolio in exchange for shares of the OpCap Balanced Portfolio, in an amount equal in value to the aggregate net assets of the LSA Balanced Fund. These transfers are expected to occur on or about April 30, 2004 (the "Closing Date"), based on the value of each Fund's assets as of the close of the regular trading session on the New York Stock Exchange (normally, 4:00 p.m. Eastern time) on the Closing Date (the "Effective Time").

     As soon as practicable after the transfer of the LSA Balanced Fund's assets and liabilities, the LSA Balanced Fund will make a liquidating distribution to its shareholders of the OpCap Balanced Portfolio's shares received, so that a holder of shares in the LSA Balanced Fund at the Effective Time of the Reorganization will receive a number of shares of the OpCap Balanced Portfolio with the same aggregate value as the shareholder had in the LSA Balanced Fund at the Effective Time. On the Closing Date, shareholders of the LSA Balanced Fund will become shareholders of the OpCap Balanced Portfolio. The LSA Balanced Fund will then be terminated as soon as reasonably practicable thereafter.

     The Trust and PAVIT are open-end, management investment companies registered under the Investment Company Act of 1940, as amended (the "1940 Act"). LSA Asset Management LLC ("LSAAM") is the manager of the LSA Balanced Fund. OpCap Advisors LLC ("OpCap") is the investment manager of the OpCap Balanced Portfolio. OpCap is also the investment adviser of the Funds. ALFS, Inc., an affiliate of LSAAM, is the distributor of the LSA Balanced Fund. Investors Bank & Trust Company serves as custodian, transfer agent, fund accountant and administrator of the LSA Balanced Fund. OCC Distributors LLC, an affiliate of OpCap, is the distributor of the OpCap Balanced Portfolio. State Street Corp. serves as custodian, accounting and transfer agent of the OpCap Balanced Portfolio.

     For a more detailed discussion of the investment objective, policies and risks of the LSA Balanced Fund, see the LSA Balanced Fund's prospectus and statement of additional information dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the LSA Balanced Fund. No other parts of the prospectus or statement of additional information are incorporated herein. Copies of the LSA Balanced Fund's prospectus and statement of additional information are available upon request and without charge by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company) or 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company).

     For a more detailed discussion of the investment objective, policies and risks of the OpCap Balanced Portfolio, see the OpCap Balanced Portfolio's prospectus dated May 1, 2003, as amended and/or supplemented, which has been filed with the SEC and is incorporated by reference herein and statement of additional information dated May 1, 2003, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into the Proxy Statement/Prospectus insofar as they relate to the OpCap Balanced Portfolio. No other parts of the prospectus or statement of additional information are incorporated herein. A copy of the prospectus for the OpCap Balanced Portfolio accompanies this Proxy Statement/Prospectus. Copies of the OpCap Balanced Portfolio's statement of additional information are available upon request and without charge by calling 1-800-700-8258.

                                TABLE OF CONTENTS

                                                                                       PAGE
Synopsis                                                                                 1
Principal Risks                                                                          5
Manager and Adviser                                                                      5
Portfolio Manager                                                                        6
Investment Management Arrangements                                                       6
Information Relating to the Reorganization                                               7
Board Considerations                                                                     8
Federal Income Taxes                                                                     9
Capitalization                                                                           9
Shareholder Rights                                                                       9
Voting Matters                                                                          11
Additional Information                                                                  13
Other Business                                                                          14
Contract Owner Inquiries                                                                14
Exhibit A -  Agreement and Plan of Reorganization
Exhibit B -  Management's Discussion of the LSA Balanced Fund's Performance

                                    SYNOPSIS

     This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and purchase, redemption and transfer procedures of the LSA Balanced Fund with those of the OpCap Balanced Portfolio. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus for each Fund, both of which are incorporated by reference herein insofar as they relate to the Funds.

THE REORGANIZATION

     BACKGROUND. Pursuant to the Reorganization Plan (a form of which is attached hereto as Exhibit A), the LSA Balanced Fund will transfer all of its assets and stated liabilities to the OpCap Balanced Portfolio in exchange for shares of the OpCap Balanced Portfolio. The LSA Balanced Fund will distribute the OpCap Balanced Portfolio shares that it receives to its shareholders in liquidation of that Fund. The LSA Balanced Fund will then be terminated as soon as practicable thereafter. As a result of the Reorganization, shareholders of the LSA Balanced Fund will become shareholders of the OpCap Balanced Portfolio.

     The Board of Trustees of the Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, considered the proposed Reorganization at meetings held on August 20, 2003, October 28, 2003 and December 3, 2003. After a thorough review of all aspects of the Reorganization and for the reasons set forth below (see "Board Considerations"), the Board has determined that the Reorganization would be in the best interests of the LSA Balanced Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

     FEDERAL INCOME TAX CONSEQUENCES. The Reorganization has been structured as a tax-free reorganization for U.S. federal income tax purposes. The Reorganization will not result in individual contract owners recognizing any gain or loss for federal income tax purposes.

     DISTRIBUTIONS. Before the Reorganization, the LSA Balanced Fund expects to distribute all of its net ordinary income and net capital gains, if any, to its shareholders to the extent necessary to avoid federal taxes that might otherwise be imposed on the LSA Balanced Fund.

     SPECIAL CONSIDERATIONS AND RISK FACTORS. The investment objectives and policies of the OpCap Balanced Portfolio and the LSA Balanced Fund are substantially similar. Therefore, an investment in the OpCap Balanced Portfolio involves investment risks that are substantially similar to those of the LSA Balanced Fund. For a more complete discussion of the risks associated with the Funds, see "PRINCIPAL RISKS" below.

THE TRUST AND PAVIT

     The Trust, an open-end management investment company, which offers redeemable shares in different series, was organized as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999. The LSA Balanced Fund is a series of the Trust, which offers one class of shares.

     PAVIT, an open-end management investment company, which offers redeemable shares in different series, was organized on May 12, 1994 as a Massachusetts business trust. The OpCap Balanced Portfolio is a series of PAVIT, which offers one class of shares.

PERFORMANCE

     For information on how the LSA Balanced Fund's performance changes from year to year and how the Fund's performance compares with a broad-based index, see the LSA Balanced Fund's prospectus, which is incorporated by reference herein insofar as it relates to the LSA Balanced Fund, or the LSA Balanced Fund's annual or semi-annual reports.

     Performance information is not available for the OpCap Balanced Portfolio, because it has not commenced operations.

FEES AND EXPENSES

     The following comparative fee table shows the fees for each Fund as of June 30, 2003. The pro forma section of the table shows the OpCap Balanced Portfolio's fees assuming that the Reorganization is approved. The table does not reflect fees associated with a separate account that invests in the Funds or any variable annuity or variable life insurance contract for which the Funds are investment options.

                                  FUND EXPENSES

     Shareholders in the Funds do not pay any sales loads, redemption or exchange fees, but do indirectly bear Annual Fund Operating Expenses, which vary from year to year.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                                                  PRO FORMA -
                                        OPCAP BALANCED       LSA BALANCED       OPCAP BALANCED
                                           PORTFOLIO             FUND             PORTFOLIO
                                        --------------      ---------------    ------------------
        Management Fees                       0.80%              0.80%               0.80%
        Other Expenses                        0.20%(1)           1.40%               0.20%(1)
                                              ----               ----                ----
        Total Annual Fund
           Operating Expenses                 1.00%              2.20%               1.00%
        Expense Reimbursement
           and Other Reductions                N/A               1.10%(2)            0.00%(3)
                                                                 ----                ----
        Net Annual Operating
           Expenses                           1.00%              1.10%               1.00%

----------
(1) "Other Expenses" are estimated since the OpCap Balanced Portfolio has not commenced operations.

(2) LSAAM has agreed to reduce its fees or reimburse the LSA Balanced Fund's expenses so that the Fund will not incur expenses (excluding interest, taxes, brokerage commissions or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of the average daily net assets ("operating expense limit"). LSAAM is contractually obligated to continue this arrangement through April 30, 2004. These fee reductions or expense reimbursements can decrease a Fund's expenses and therefore increase its performance. Under certain circumstances, LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. The amount of LSAAM's fee reduction/expense reimbursement is calculated after giving effect to expense reduction received through the Fund's participation in directed brokerage/commission recapture arrangements. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

(3) OpCap has contractually agreed to reduce total annual operating expenses of the OpCap Balanced Portfolio to the extent they would exceed 1.00% (net of any expense offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets through December 31, 2004.

                                     EXAMPLE

     The following table is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same, except that the effect of the operating expense limit between LSAAM and the LSA Balanced Fund described in the table above is only in effect through April 30, 2004.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                FUND                       1 YEAR     3 YEARS    5 YEARS    10 YEARS
     -----------------------------------  --------   ---------  ---------  ----------
     OpCap Balanced Portfolio              $   102    $   318   $    552     $ 1,225
     LSA Balanced Fund                     $   131    $   601   $  1,098     $ 2,466
     Pro Forma - OpCap Balanced Portfolio  $   102    $   318   $    552     $ 1,225

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

     This section will help you compare the investment objectives and principal investment strategies of the OpCap Balanced Portfolio with the LSA Balanced Fund. Please be aware that this is only a brief discussion. More complete information may be found in the Funds' prospectuses.

     The Funds have substantially similar investment objectives and invest in similar types of securities. Each Fund seeks growth of capital and investment income by investing in a mix of debt and equity securities. Both Funds may invest in common stocks, securities convertible into common stock and debt securities. Each Fund's investment objective may be changed without a shareholder vote. Each Fund invests at least 25% of its assets in equity securities and at least 25% in debt securities. By investing in both debt and equity securities, it is anticipated that the Funds will generally be less volatile than the overall stock market.

     The LSA Balanced Fund may invest up to 25% of its net assets in debt securities rated below investment grade. The OpCap Balanced Portfolio may invest up to 25% of its total assets in debt securities rated below investment grade. Both Funds may invest in securities listed on foreign securities exchanges and foreign over the counter markets. Even though the LSA Balanced Fund may invest all of its assets in foreign securities, it generally does not invest more than 25% of its assets in foreign securities.

     As investment adviser to each Fund, OpCap determines each Fund's day-to-day investment allocation mix among equity and debt securities based on OpCap's perception of prevailing market conditions and risks. In selecting equity investments for the LSA Balanced Fund, OpCap looks for dividend paying common stocks that OpCap believes to be "undervalued" in the marketplace. Generally, these securities have certain characteristics such as substantial and growing discretionary cash flow, strong shareholder value-oriented management, valuable consumer or commercial franchises or a favorable price to intrinsic value relationship. In selecting debt securities for the OpCap Balanced Portfolio, OpCap seeks debt securities that offer investment income and the potential for capital appreciation if interest rates decline or the issuer's credit improves. For the OpCap Balanced Portfolio, OpCap also looks for convertible securities that have the potential for investment income prior to conversion and capital growth. The OpCap Balanced Portfolio classifies convertible debt securities as either equity or debt securities depending on the value of the conversion feature as compared to the debt feature. Both Funds may use derivatives to hedge investments or potential investments, manage risks, or to manage interest or currency-sensitive assets. However, the OpCap Balanced Portfolio generally does not use derivative instruments.

     Each Fund may take temporary defensive positions that depart from its principal investment strategies in response to adverse market, economic, political or other conditions. During these times, the Fund may not achieve its investment objective.

     The LSA Balanced Fund has adopted fundamental policies that generally track the requirements of the 1940 Act. The OpCap Balanced Portfolio, on the other hand, has adopted more restrictive fundamental polices. As a result, the fundamental polices of the Funds vary. For example, although both Funds may borrow money for temporary or emergency purposes, the OpCap Balanced Portfolio is limited to borrowing in an amount up to 10% of its total assets and will make no additional investments while such borrowings exceed 5% of total assets. In addition, although each Fund has a policy requiring that the Fund operate as a "diversified" fund within the meaning of the 1940 Act, the OpCap Balanced Portfolio has a fundamental policy that provides that it will not invest more than 5% of the value of its total assets in the securities of any one issuer, or purchase more than 10% of the voting securities, or more than 10% of any class of security, of an issuer. The OpCap Balanced Portfolio has also adopted fundamental policies that are in addition to those required under the 1940 Act, such as restrictions regarding investing in companies with less than three years of continuous operation, investing in illiquid securities and repurchase agreements which have a maturity of longer than seven days, investing in any securities of an issuer if an officer or trustee of PAVIT or an officer or director of OpCap owns the outstanding securities of such issuer, pledging assets in excess of 10% of the Fund's net assets, purchasing securities on margin or selling securities short, investing in oil, gas or mineral exploration or developmental programs, investing in companies for the purpose of exercising control or management of another company, investing in warrants not listed on the New York or American Stock Exchange, and investing in securities which are restricted as to disposition under the federal securities laws or otherwise.

PURCHASE, REDEMPTION, TRANSFER AND DIVIDEND POLICIES

                       PURCHASE AND REDEMPTION PROCEDURES

     You may direct the purchase or redemption of shares of the Funds only in connection with your ownership of variable annuity contracts or variable life insurance policies offered through insurance company separate accounts. You may not place orders directly with the Funds. You should refer to the product prospectus describing your particular variable annuity or variable life insurance contract for information on how to select specific funds as underlying investment options for your contract and how to redeem monies from the sub-accounts that invest in the Funds.

     LSA FUNDS. Orders received by the LSA Funds are effected only on days when the New York Stock Exchange ("NYSE") is open for trading. The insurance company separate accounts purchase and redeem shares of each LSA Fund at the Fund's net asset value ("NAV") per share calculated as of the close of the NYSE (normally, 4:00 p.m. Eastern time), although purchases and redemptions may be executed the next morning. The NAV per share is calculated by dividing the value of each LSA Fund's investments, minus all liabilities, by the number of the Fund's outstanding shares.

     The LSA Funds' investments are valued based on market value or on fair value if no market value is readily available or if an event occurs which may materially affect the value of a security. Fair value is determined under guidelines set by the Board of the Trust.

     PIMCO ADVISORS VIT. The insurance company separate accounts purchase and redeem shares of each PAVIT Fund at the NAV per share determined after receipt of the order. PAVIT calculates the

NAV per share after the close of the NYSE each day the NYSE is open for trading. The NAV per share is calculated by dividing the value of the Fund's net assets by the number of shares outstanding.

     PAVIT values portfolio securities for which market quotations are readily available at market value. Short-term investments maturing within 60 days are valued at amortized cost, which approximates market value. Foreign securities trade on days PAVIT does not price its shares so the NAV per share may change on days when shareholders will not be able to buy or sell shares. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that PAVIT believes changes the value of a security, then PAVIT will price the security at its fair value as determined in accordance with procedures established by the Board of PAVIT.

                               TRANSFER PRIVILEGES

     You may reallocate assets held under your variable annuity or variable life insurance product to other funds offered under your contract consistent with the provisions of your contract and timely receipt by the insurance company of all information necessary to process such requests.

                                DIVIDEND POLICIES

     Each Fund intends to pay out all of its net investment income and net realized capital gains annually. The LSA Balanced Fund automatically reinvests all income and capital gain distributions in additional shares of the Fund.

                                 PRINCIPAL RISKS

     Because each Fund invests in a mix of equity and debt securities, an investment in the OpCap Balanced Portfolio is subject to many of the same risks as an investment in the LSA Balanced Fund. Both Funds are subject to the market fluctuation risks associated with all investments in domestic common stocks and other equity securities. Stock markets tend to move in cycles. Stock values fluctuate based on the performance of the individual issuer and on general market, economic and political conditions. Poor stock selection may also cause either Fund to underperform when compared with other funds with similar objectives.

     Each Fund is also subject to the risk that the prices of debt securities will decline over short or even long periods if interest rates rise. In addition, an issuer of debt securities held by the Fund may fail to repay interest and principal in a timely manner. Below investment grade debt securities may present greater risk of issuer default, may be subject to greater market fluctuations and may be harder to sell at a desirable price than investment grade securities. In addition, each Fund's foreign investments may be subject to fluctuations in foreign currency values, adverse political or economic events, greater market volatility and lower liquidity.

                               MANAGER AND ADVISER

     LSAAM, the investment manager to the LSA Balanced Fund, is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"). LSAAM, located at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, is registered as an investment adviser under the Investment Advisers Act of 1940. LSAAM carefully selects other professional investment advisers to carry out the day-to-day management of each series of the Trust, including the LSA Balanced Fund.

     OpCap, the investment manager to the OpCap Balanced Portfolio and the investment adviser to both Funds, is located at 1345 Avenue of the Americas, 48th Floor, New York, New York 10105. OpCap is wholly-owned by Oppenheimer Capital LLC, an investment advisory firm with currently over $21 billion of assets under management. Oppenheimer Capital is wholly-owned by Allianz Dresdner Asset Management U.S. Equities LLC, a wholly owned subsidiary of Allianz Dresdner Asset Management of America L.P. ("ADAM"). The general partner of ADAM is Allianz-PacLife Partners LLC. Allianz AG has majority ownership of, and controls, ADAM and its subsidiaries, including Oppenheimer Capital LLC and OpCap. OpCap and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively.

                                PORTFOLIO MANAGER

     Colin Glinsman is portfolio manager of both Funds. Mr. Glinsman is the Chief Investment Officer and a Managing Director of OpCap. He has been with OpCap since 1989 and has been portfolio manager for each Fund since its inception. Mr. Glinsman has a B.A. from Yale University and a M.S. from New York University.

                       INVESTMENT MANAGEMENT ARRANGEMENTS

     LSAAM provides investment management services to the LSA Balanced Fund pursuant to a Management Agreement. Under the Management Agreement, LSAAM is entitled to a management fee of 0.80% of the average daily net assets of the LSA Balanced Fund.

     LSAAM has agreed to reduce its fees or reimburse the LSA Balanced Fund for expenses above certain limits. Currently, this limit is set so that the Fund will not incur expenses (excluding interest, taxes, brokerage commission or extraordinary expenses) that exceed the amount of its management fee plus 0.30% of its average daily net assets ("operating expense limit"), i.e., 1.10%. LSAAM is contractually obligated to continue this arrangement through April 30, 2004. Under certain circumstances LSAAM may recapture any amounts waived or reimbursed provided the Fund remains within its operating expense limit. For the fiscal year ended December 31, 2002, LSAAM reimbursed the full amount of its fee and therefore received $0 from the LSA Balanced Fund. LSAAM anticipates that it will not continue to reduce fees or reimburse expenses after April 30, 2004.

     LSAAM has entered into an advisory agreement with OpCap pursuant to which LSAAM has appointed OpCap to carry out the day-to-day reinvestment and investment of the assets of the LSA Balanced Fund. LSAAM directs and supervises OpCap as investment adviser of the LSA Balanced Fund, reviews and evaluates the performance of OpCap and determines whether OpCap should be replaced. LSAAM compensates OpCap from the management fee it receives or its own resources. No additional management fees are paid by the LSA Balanced Fund to OpCap.

     OpCap provides investment management services to the OpCap Balanced Portfolio pursuant to an Investment Advisory Agreement. OpCap manages the Fund's investment portfolio and conducts the affairs of the Fund. Employees of Oppenheimer Capital and OpCap perform these services. Under the Investment Advisory Agreement, the OpCap Balanced Portfolio pays OpCap at the annual rate of 0.80% of the Fund's first $400 million of average net assets, 0.75% of the Fund's next $400 million of average net assets and 0.70% of the Fund's average net assets in excess of $800 million. OpCap has contractually agreed to reduce total annual operating expenses of the OpCap Balanced Portfolio to the extent they would exceed 1.00% (net of any expense offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets through December 31, 2004.

                   INFORMATION RELATING TO THE REORGANIZATION

     DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Plan attached hereto as Exhibit
A. The Reorganization Plan provides for the Reorganization to occur on or about April 30, 2004.

     The Reorganization Plan provides that all assets and stated liabilities of the LSA Balanced Fund will be transferred to the OpCap Balanced Portfolio on the Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, the OpCap Balanced Portfolio will simultaneously issue on the Closing Date of the Reorganization a number of full and fractional shares to the LSA Balanced Fund equal in value to the aggregate net asset value of the LSA Balanced Fund calculated at the Effective Time.

     Following the transfer of assets and liabilities in exchange for OpCap Balanced Portfolio shares, the LSA Balanced Fund will distribute, in complete liquidation, pro rata to its shareholders of record, all of the shares of the OpCap Balanced Portfolio so received. Shareholders of the LSA Balanced Fund owning shares at the Effective Time will receive a number of shares of the OpCap Balanced Portfolio with the same aggregate value as the shareholder had in the LSA Balanced Fund at the Effective Time. Such distribution will be accomplished by the establishment of accounts in the names of the LSA Balanced Fund's shareholders on the share records of the OpCap Balanced Portfolio's transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the OpCap Balanced Portfolio due to the shareholders of the LSA Balanced Fund. The LSA Balanced Fund then will be terminated as soon as practicable thereafter. Shares of the OpCap Balanced Portfolio to be issued will have no preemptive or conversion rights.

     The Reorganization Plan contains customary representations, warranties and conditions. The Reorganization Plan provides that the consummation of the Reorganization is conditioned upon, among other things, approval of the Reorganization by the LSA Balanced Fund's shareholders and the receipt by the Funds of a tax opinion to the effect that the Reorganization will be tax-free for federal income tax purposes to the LSA Balanced Fund, its shareholders and the OpCap Balanced Portfolio. The Reorganization Plan may be terminated by mutual agreement of the Trust and PAVIT, or if, before the Closing Date, any of the required conditions have not been met or the representations and warranties are not true.

     COSTS OF REORGANIZATION. The LSA Balanced Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will ultimately bear no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the LSA Balanced Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Trust, and OpCap or an affiliate will pay the OpCap Balanced Portfolio's Reorganization expenses. LSAAM has separately entered into an agreement with OpCap to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of this Proxy Statement/Prospectus, except that OpCap or an affiliate will pay the legal fees incurred by the OpCap Balanced Portfolio associated with the preparation and filing of this Proxy Statement/Prospectus. OpCap or an affiliate thereof will pay (a) all costs associated with the proxy solicitation up to $8,500, including but not limited to postage, printing, mailing and tabulation costs; and (b) brokerage costs associated with any necessary rebalancing of the LSA Balanced Fund's portfolio prior to the Reorganization and with any necessary rebalancing of the OpCap Balanced Portfolio's portfolio following the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate will pay the difference.

                              BOARD CONSIDERATIONS

     Since May 2003, the Board of Trustees of the Trust convened several times telephonically and in person to consider the future of each series of the Trust, including the LSA Balanced Fund, in light of LSAAM's indication that it was unlikely to continue to subsidize Trust expenses after April 30, 2004. During discussions held on June 9, 2003 and July 17, 2003, the Board of Trustees raised various questions, and received responsive information from LSAAM, regarding the Reorganization, including possible Reorganization candidates. At meetings held on August 20, 2003, October 28, 2003 and December 3, 2003, the Board of Trustees of the Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act) (the "Independent Trustees"), were presented with information to assist them in evaluating the Reorganization, such as: (a) the terms and conditions of the Reorganization; (b) the compatibility of the Funds' objectives, investment limitations and policies; (c) pro forma and/or estimated expense ratios for the OpCap Balanced Portfolio and any changes in fees to be paid or borne by shareholders of the LSA Balanced Fund (directly or indirectly) after the Reorganization; (d) any direct or indirect federal income tax consequences to the shareholders of the LSA Balanced Fund; (e) the fact that the OpCap Balanced Portfolio will assume stated liabilities of the LSA Balanced Fund;
(f) the fact that LSAAM, OpCap or their affiliates will directly or indirectly bear the Reorganization expenses incurred by the LSA Balanced Fund; (g) the fact that LSAAM is unlikely to extend the currently effective expense limitation agreement for the LSA Balanced Fund beyond April 30, 2004; and (h) the quality of management and compliance issues and regulatory developments. The Board, including all of the Independent Trustees, considered the above information, as well as other information, before approving the Reorganization Plan. In considering the Reorganization, the Independent Trustees were advised by independent legal counsel.

     At the meeting on December 3, 2003, the Board, including all of the Independent Trustees, determined that the Reorganization is in the best interests of the LSA Balanced Fund and its shareholders and that the interests of existing LSA Balance Fund shareholders will not be diluted as a result of the Reorganization.

     The Board, including the Independent Trustees, concluded that the Reorganization was in the best interests of shareholders for a number of reasons. The Board reviewed other available options for the LSA Balanced Fund, including continuing to operate the Fund but without expense subsidies, liquidating the Fund, seeking a new manager of the Trust, reorganizing the Fund with one or more other series of the Trust and reorganizing the Fund with other available funds. After reviewing alternatives, the Board, including the Independent Trustees, concluded that the proposed Reorganization with the OpCap Balanced Portfolio was the best course available to the LSA Balanced Fund. In reaching that conclusion, the Board noted the small size of the Fund and the fact that the Fund was unlikely to grow in size, given LSAAM's sales projections and the likely discontinuation of the Fund's expense limitation agreement in April 2004. In addition, the Board concluded that the OpCap Balanced Portfolio was the best alternative, given that the Funds have substantially similar investment objectives and policies, given the continuity of portfolio management, and given that the OpCap Balanced Portfolio has an expense limitation agreement that provides that through December 31, 2004 its net expense ratio will be lower than the current net expense ratio for the LSA Balanced Fund. The Board also noted that, effectively, the LSA Balanced Fund will not bear any expenses in connection with the Reorganization, as a result of the expense limitation agreement between LSAAM and the Fund. Based upon the OpCap Balanced Portfolio's expense limitation agreement and the fact that the LSA Balanced Fund will not ultimately bear any costs associated with the Reorganization, the Board, including all of the Independent Trustees, concluded that the interests of existing shareholders of the LSA Balanced Fund would not be diluted as a result of the Reorganization.

     THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF THE LSA BALANCED FUND APPROVE THE REORGANIZATION.

                              FEDERAL INCOME TAXES

     The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If it so qualifies, neither the LSA Balanced Fund nor its shareholders will recognize taxable gain or loss as a result of the Reorganization; the tax basis of the OpCap Balanced Portfolio shares received by shareholders will be the same in the aggregate as the basis of the LSA Balanced Fund shares exchanged; and the holding period of the OpCap Balanced Portfolio shares received will include the holding period of the LSA Balanced Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, PAVIT and the Trust will receive a tax opinion to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The tax opinion is not binding on the Internal Revenue Service or a court and does not preclude the Internal Revenue Service from asserting or adopting a contrary position.

                                 CAPITALIZATION

     The following table sets forth, as of June 30, 2003, the capitalization of each Fund and the pro forma combined capitalization of the OpCap Balanced Portfolio assuming the Reorganization has taken place. The pro forma net asset number reflects the anticipated withdrawal of Allstate Life's initial investment in the LSA Balanced Fund ("seed capital") prior to the closing of the Reorganization. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                              NET ASSET VALUE         SHARES
         FUND                              NET ASSETS            PER SHARE          OUTSTANDING
------------------------------------    ---------------     -------------------  -----------------
OpCap Balanced Portfolio                $             0                N/A                  0
LSA Balanced Fund                       $    19,363,062         $     9.20          2,105,469
Pro Forma - OpCap Balanced Portfolio    $    13,969,140*        $     9.20          1,518,385

----------

* Based on the capitalization of the LSA Balanced Fund on June 30, 2003, Allstate Life intends to withdraw $5,393,922 in assets from the LSA Balanced Fund, which represents a withdrawal of its seed capital investment, prior to the Closing of the Reorganization. The amount of Allstate Life's seed capital may be different on the Closing Date as a result of fluctuations in the LSA Balanced Fund's net asset value.

                               SHAREHOLDER RIGHTS

PAVIT

     GENERAL. PAVIT is an open-end management investment company formed as a business trust under the laws of Massachusetts on May 12, 1994 under the name Quest for Value Asset Builder Trust. The name of the trust was changed to Quest for Value Accumulation Trust and then to OCC Accumulation Trust and then to PIMCO Advisors VIT. PAVIT is currently organized under a Declaration of Trust dated May 12, 1994. PAVIT is also governed by its bylaws and Massachusetts state law.

     SHARES. PAVIT is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.01, from an unlimited number of series of shares. Currently, PAVIT consists of 11 separate investment series. The Board has the authority to divide the shares of the series of PAVIT into classes. All shares issued by PAVIT are identical except that there may be variations between different series or classes as to investment objective, purchase price, redemption rights, special and relative rights as to dividends and liquidation and conversion rights.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders of PAVIT, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series. Each full share is entitled to one vote, and each fractional share has a proportionate fractional vote.

     SHAREHOLDER MEETINGS. PAVIT is not required to hold annual meetings of shareholders but must call special meetings of shareholders under certain circumstances. A special meeting of shareholders must be called when the election of a trustee by shareholder vote is required under the 1940 Act. In addition, a special meeting of shareholders for the purpose of considering the removal of a trustee must be called upon the written request of shareholders owning at least 10% of the shares entitled to vote at such meeting. Special meetings for other purposes must be called upon the request of a majority of the trustees or the President of PAVIT or upon the written request of shareholders owning at least 25% of the shares entitled to vote at such meeting. Except as otherwise required by law, a special meeting of shareholders will not be called upon the request of shareholders owning less than a majority of the shares entitled to vote at such meeting if the matter to be voted upon at the meeting is substantially the same as a matter voted upon at any meeting of the same shareholders held during the preceding twelve months.

     ELECTION AND TERM OF TRUSTEES. PAVIT's affairs are supervised by trustees under the laws governing statutory trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Trustees hold office until the termination of PAVIT or their earlier resignation or removal. A trustee may be removed by a vote of two-thirds of the remaining trustees or by a vote of shareholders of at least two-thirds of the outstanding shares.

     SHAREHOLDER LIABILITY. Under Massachusetts law, shareholders of a series of PAVIT could, under certain circumstances, be held liable for the obligations of PAVIT. However, PAVIT's Declaration of Trust disclaims shareholder liability for acts or obligations of PAVIT and provides indemnification for all losses and expenses of any shareholder of a series held liable for the obligations of that series.

     TRUSTEE LIABILITY. Pursuant to Massachusetts law, the trustees of PAVIT generally are not liable for any act, omission or obligation of PAVIT. PAVIT will indemnify its trustees against all liabilities and expenses, except for those arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such trustee's duties.

THE TRUST

     GENERAL. The Trust is an open-end management investment company formed as a Delaware business trust (now known as a Delaware statutory trust) on March 2, 1999 pursuant to an Agreement and Declaration of Trust. The Trust is also governed by its bylaws and applicable state law.

     SHARES. The Trust is authorized to issue an unlimited number of shares of beneficial interest, from an unlimited number of series of shares. Currently, the Trust consists of 11 separate investment series. The Board has the authority to divide the shares of the series of the Trust into classes. Shares of each series have no preemptive, conversion or subscription rights.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders of the Trust, all series generally vote together as a single group, except where a separate vote is required by law or where the interests of a series differ from the other series. Shareholders are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the series that they own.

     SHAREHOLDER MEETINGS. The Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances when called by the Trustees.

     ELECTION AND TERM OF TRUSTEES. The Trust's operations are overseen by the Trustees under Delaware law. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office during the lifetime of the Trust or their earlier death, resignation, incapacity or removal. A Trustee may be removed at any time by a majority vote of the remaining Trustees at a duly constituted meeting or by a vote at any meeting of shareholders of two-thirds of the outstanding shares of the Trust.

     SHAREHOLDER LIABILITY. The Trust's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and provides indemnification for all losses and expenses of any shareholder of a series held liable for the obligations of that series.

     TRUSTEE LIABILITY. The Trustees of the Trust generally are not liable for any obligation of the Trust. The Trust will indemnify its Trustees against all liabilities and expenses, except for those arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of such Trustee's duties.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF PAVIT AND THE TRUST UNDER THEIR GOVERNING CHARTER DOCUMENTS, BYLAWS AND STATE LAW AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                                 VOTING MATTERS

     GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of voting instructions by the Board of Trustees of the Trust by Allstate Life and other affiliated insurance companies on behalf of the Trust. It is expected that the solicitation of voting instructions will be primarily by mail. Officers and service contractors of the LSA Balanced Fund may also solicit voting instructions by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by OpCap or an affiliate thereof but will not be borne by the LSA Balanced Fund.

     VOTING RIGHTS AND REQUIRED VOTE. As discussed above, shares of the LSA Balanced Fund are offered only to insurance company separate accounts as investment options under their variable annuity contracts or variable life insurance policies. Accordingly, as of January 12, 2004 (the "Record Date"), shares of the LSA Balanced Fund were held by insurance company separate accounts as depositors for contract owners or by the insurance company as a seed capital investment. Contract owners have the right to instruct the insurance company on how to vote the shares related to their interests through their contracts (i.e., pass-through voting). The insurance company must vote the shares of the LSA Balanced Fund held in its name as directed. If an insurance company does not receive voting instructions from all of the contract owners, it will vote all of the shares in the relevant separate account in the same proportion as the shares of the LSA Balanced Fund for which it has received instructions from contract owners (i.e., echo voting). Any shares of the LSA Balanced Fund held directly by Allstate Life or its affiliates will also be echo voted.

     Shareholders of the LSA Balanced Fund are entitled to vote on a dollar-weighted basis, which means that shareholders are entitled to one vote for each dollar of net asset value of the LSA Balanced

Fund owned on the Record Date and each fractional share is entitled to a proportional fractional vote on the same basis. A majority of the outstanding shares of the LSA Balanced Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization requires the affirmative vote of the lesser of (1) 67% of the outstanding shares of the Fund present at the Meeting if more than 50% of the shares of the Fund outstanding on the Record Date are present in person or by proxy; or (2) more than 50% of the shares of the Fund outstanding on the Record Date.

     Contract owners may instruct how to vote the shares held under their contract by filling out and signing the enclosed voting instruction form and returning it in the postage paid envelope provided. Contract owners may also communicate their voting instructions by telephone or by the Internet. To communicate voting instructions by telephone, contract owners should have their voting instruction forms ready and dial the toll-free number that appears on the voting instruction form. Enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. To communicate voting instructions using the Internet, contract owners should have their voting instruction forms available, go to the website www.proxyweb.com, enter the 14-digit control number found on the voting instruction form and follow the instructions that will be given. Contract owners who communicate voting instructions by telephone or by the Internet have the same power and authority to issue, revoke or otherwise change their voting instruction as currently exists for instructions communicated in written form. Voting instructions may be revoked at any time before they are exercised by submitting a written notice of revocation or a subsequently executed voting instruction form or by attending the Meeting and providing voting instructions in person. Attendance alone will not constitute a revocation. With respect to telephonic or Internet voting instructions, the Funds and their agents will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying contract owner information, recording the contract owner's instructions and confirming to the contract owner after the fact.

     Shares represented by a properly executed voting instruction form will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the entities named on the voting instruction form will vote in accordance with their best judgment. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

     If sufficient votes in favor of the proposal set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a majority of shares of the LSA Balanced Fund present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. In order to obtain the necessary voting instructions, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the LSA Balanced Fund, LSAAM, OpCap Balanced Portfolio or OpCap. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) and of any adjourned session(s) will be paid by OpCap or an affiliate thereof, unless such costs exceed $8,500, in which case LSAAM or an affiliate thereof will pay the difference.

     RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the LSA Balanced Fund at the close of business on the Record Date are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date, _____________ shares were outstanding and entitled to vote.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

     OPCAP BALANCED PORTFOLIO. The OpCap Balanced Portfolio has not commenced operations. Accordingly, as of the Record Date, the officers and trustees of PAVIT as a group beneficially owned less than 1% of the outstanding shares of the OpCap Balanced Portfolio, and no persons owned of record or beneficially 5% or more of the outstanding shares of the OpCap Balanced Portfolio.

     LSA BALANCED FUND. As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of the LSA Balanced Fund. As of the Record Date, to the best of the knowledge of the Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of the LSA Balanced Fund:

                                         PERCENTAGE            TYPE OF
            NAME AND ADDRESS              OWNERSHIP           OWNERSHIP
       -----------------------------  -----------------    ----------------




                             ADDITIONAL INFORMATION

     Information concerning the operation and management of the OpCap Balanced Portfolio is included in the current prospectus, which is incorporated herein by reference insofar as it relates to the OpCap Balanced Portfolio and a copy of which accompanies this Proxy Statement/Prospectus. Additional information about the OpCap Balanced Portfolio is included in its Statement of Additional Information dated May 1, 2003, as amended and/or supplemented, which is available upon request and without charge by calling 1-800-700-8258.

     Information about the LSA Balanced Fund is included in the current prospectus dated May 1, 2003, which is incorporated herein by reference insofar as it relates to the LSA Balanced Fund. Additional information about the LSA Balanced Fund is included in the Statement of Additional Information dated May 1, 2003, which is available upon request and without charge by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company) or 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company).

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279, and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

     FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each Fund is December 31.

     The OpCap Balanced Portfolio does not have audited financial statements because it has not commenced operations. PricewaterhouseCoopers LLP is the OpCap Balanced Portfolio's independent auditors.

     The financial statements of the LSA Balanced Fund contained in the Fund's annual report to shareholders for the fiscal year ended December 31, 2002 have been audited by Deloitte & Touche LLP, its independent auditors. These financial statements, together with the unaudited financial statements of the LSA Balanced Fund contained in the semi-annual report for the six months ended June 30, 2003, are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the LSA Balanced Fund and not to any other Funds that are described therein.

     The LSA Balanced Fund will furnish, without charge, a copy of its most recent semi-annual report succeeding such annual report on request. Requests should be directed to the LSA Balanced Fund at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company) or 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company).

     LEGAL MATTERS. Mayer, Brown, Rowe & Maw LLP, 1576 Broadway, New York, New York 10019, serves as counsel to PAVIT and will render opinions concerning the issuance of shares of the OpCap Balanced Portfolio.

     Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, serves as special counsel to the Trust and will render opinions concerning the outstanding shares of the LSA Balanced Fund.

     THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                 OTHER BUSINESS

     The Board of Trustees of the Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that voting instructions that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the entities named in the enclosed voting instruction form.

                            CONTRACT OWNER INQUIRIES

     Contract owner inquiries may be addressed to the Trust in writing at 3100 Sanders Road, Suite M2A, Northbrook, Illinois 60062, or by calling 1-800-632-3492 (for variable annuity contracts or variable life insurance policies held through Allstate Life Insurance Company) or 1-800-865-5237 (for variable annuity contracts or variable life insurance policies held through Lincoln Benefit Life Company).

     CONTRACT OWNERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO PROVIDE INSTRUCTIONS ON HOW TO VOTE THE SHARES HELD UNDER YOUR CONTRACT USING ONE OF THE METHODS DESCRIBED ON THE ENCLOSED VOTING INSTRUCTION FORM. THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU PROVIDE VOTING INSTRUCTIONS FOR APPROVAL OF THE REORGANIZATION.

                                           By Order of the Board of Trustees,

                                           John R. Hunter
                                           President
                                           LSA Variable Series Trust

                                                                       EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of December, 2003, by and among PIMCO Advisors VIT, a Massachusetts business trust (the "Acquiring Trust"), with respect to OpCap Balanced Portfolio, a separate series of the Acquiring Trust (the "Acquiring Fund"); LSA Variable Series Trust, a Delaware statutory trust (the "Selling Trust"), with respect to LSA Balanced Fund, a separate series of the Selling Trust (the "Selling Fund"); and LSA Asset Management LLC ("LSAAM"), the investment adviser to the Selling Fund (for purposes of paragraphs 5.9 and 9.1 of the Agreement only). The principal place of business of the Acquiring Trust is 1345 Avenue of the Americas, New York, New York 10105. The principal place of business of the Selling Trust and LSAAM is 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062.

     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Selling Fund in exchange for shares of beneficial interest, $0.01 par value per share, of the Acquiring Fund ("Acquiring Fund Shares"); (ii) the assumption by the Acquiring Trust, on behalf of the Acquiring Fund, of the Stated Liabilities of the Selling Fund as defined in paragraph 1.3; and (iii) the distribution, after the Closing Date as defined in paragraph 3.1, of the Acquiring Fund Shares to the shareholders of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, and the Selling Fund is a separate series of the Selling Trust; and the Acquiring Trust and the Selling Trust are open-end, registered management investment companies within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund is authorized to issue its shares of beneficial interest;

     WHEREAS, the trustees of the Acquiring Trust have determined that the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the trustees of the Selling Trust have determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                    ARTICLE I

      TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUND LIABILITIES AND LIQUIDATION OF THE
                                  SELLING FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, determined by dividing the value of the Selling Fund's assets net of any Stated Liabilities of the Selling Fund described in paragraph 1.3, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume the Stated Liabilities of the Selling Fund described in paragraph 1.3. Such transactions shall take place at the closing (the "Closing") provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Selling Fund to be acquired by the Acquiring Fund shall consist of all property owned by the Selling Fund, including, without limitation, all cash, securities, commodities, interests in futures, claims (whether absolute or contingent, known or unknown), receivables (including dividends, interest and other receivables), goodwill and other intangible property, and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date, and all interests, rights, privileges and powers, other than cash in an amount necessary to pay dividends and distributions as provided in paragraph 8.5 and the Selling Fund's rights under this Agreement.

The Selling Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. The Selling Fund hereby represents that, as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

The Selling Fund will, within a reasonable period of time before the Closing Date, furnish the Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. The Acquiring Fund will, within a reasonable time before the Closing Date, furnish the Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objective, policies and restrictions. If requested by the Acquiring Fund, the Selling Fund will dispose of securities on the Acquiring Fund's list before the Closing Date. In addition, if it is determined that the portfolios of the Selling Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Selling Fund.

     1.3 LIABILITIES TO BE ASSUMED. The Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before the Closing Date. The Acquiring Fund shall assume only those accrued and unpaid liabilities of the Selling Fund set forth in the Selling Fund's statement of assets and liabilities as of the Closing Date as delivered by the Selling Fund to the Acquiring Fund pursuant to paragraph 7.2 (the "Stated Liabilities"). The Acquiring Fund shall assume only the Stated Liabilities and shall not assume any other debts, liabilities or obligations of the Selling Fund.

     1.4 STATE FILINGS. Prior to the Closing Date, the Selling Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of the Closing Date.

     1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable, but in no event later than 12 months after the Closing Date (the "Liquidation Date"): (a) the Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Selling Fund

Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

     1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Shares of the Acquiring Fund will be issued simultaneously to the Selling Fund, in an amount equal in value to the aggregate net asset value of the Selling Fund's shares, to be distributed to the Selling Fund Shareholders.

     1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund for periods ending on or prior to the Closing Date, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Selling Fund, or the Selling Trust on behalf of the Selling Fund.

     1.9 TERMINATION AND DISSOLUTION. The Selling Fund shall be terminated and dissolved promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.5.

     1.10 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

                                   ARTICLE II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Selling Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Closing Date, after the declaration and payment of any dividends on that date, using the valuation procedures set forth in the declaration of trust of the Acquiring Trust and the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Closing Date, using the valuation procedures set forth in the declaration of trust of the Acquiring Trust and the Acquiring Fund's then-current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Selling Fund's assets shall be determined by dividing the value of the assets with respect to shares of the Selling Fund determined in accordance with paragraph 2.1 (less the Stated Liabilities) by the net asset value of an Acquiring Fund Share determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by or under the direction of the Selling or Acquiring Fund's respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act, and shall be subject to review by each Fund's investment adviser.

                                   ARTICLE III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The Closing shall occur on April 30, 2004, or such other date as the parties may agree to in writing (the "Closing Date"). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place as of immediately after the close of regular trading on the NYSE on the Closing Date. The Closing shall be held at the offices of Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. The Selling Fund shall instruct its Custodian,Investors Bank & Trust Company (the "Custodian"), to deliver at the Closing a certificate of an authorized officer stating that: (a) the Selling Fund's portfolio securities, cash and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund's portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Selling Fund's securities and instruments deposited with a securities depository (as defined in Rule 17f-4 under the 1940 Act) or a futures commission merchant (as defined in Rule 17f-6 under the 1940 Act) shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and futures commission merchants and the Custodian. The cash to be transferred by the Selling Fund shall be transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that, on the Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable, the Closing shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. The Selling Fund shall instruct its transfer agent, Investors Bank & Trust Company, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders as of the Closing

Date, and the number and percentage ownership (to three decimal places) of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or instruct State Street Corp., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Selling Trust, or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund.

     3.5 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Trust, on behalf of the Acquiring Fund, as follows:

            (a) The Selling Trust is a statutory trust that is duly organized, validly existing and in good standing under laws of the State of Delaware. The Selling Fund is a legally designated, separate series of the Selling Trust.

            (b) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not in violation of, and the execution, delivery and performance of this Agreement (subject to shareholder approval) by the Selling Trust on behalf of the Selling Fund will not result in the violation of, Delaware law or any provision of the Selling Trust's agreement and declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Selling Trust on behalf of the Selling Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Selling Trust or the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged or reflected in the statement of assets and liabilities as provided in paragraph
1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (g) The financial statements of the Selling Fund as of December 31, 2002 and for the fiscal year then ended have been prepared in accordance with accounting principles generally accepted in the United States of America consistently applied and have been audited by independent auditors, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of such date, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

            (h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Selling Fund due to declines in the Selling Fund's portfolio, the discharge of Selling Fund liabilities or the redemption of Selling Fund shares by Selling Fund Shareholders shall not constitute a material adverse change.

            (i) As of the date hereof and at the Closing Date, all federal and other tax returns and reports of the Selling Fund required by law to be filed have or shall have been timely filed by such dates (including any extensions) and are or will be correct in all material respects, and all federal and other taxes shown payable pursuant to such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) All issued and outstanding shares of the Selling Fund have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and applicable state securities laws and are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants or other rights to subscribe for or purchase any of the Selling Fund shares and has no outstanding securities convertible into any of the Selling Fund shares.

            (k) At the Closing Date, the Selling Trust, on behalf of the Selling Fund, will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets and the filing of any documents that may be required under Delaware state law, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act and other than as disclosed to and accepted by the Acquiring Fund.

            (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Selling Trust. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

            (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (n) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Trust with respect to the Selling Fund for use in the Proxy Materials (as defined in paragraph 5.8) or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC") as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

            (p) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Selling Trust, on behalf of the Selling Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act or state securities law, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Trust on behalf of the Selling Fund, as follows:

            (a) The Acquiring Trust is a statutory trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a legally designated, separate series of the Acquiring Trust.

            (b) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and the Acquiring Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not in violation of, and the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund will not result in, a violation of, Massachusetts law or any provision of the Acquiring Trust's declaration of trust or bylaws or of any material agreement, indenture, instrument, contract, lease or other undertaking to which the

Acquiring Trust or the Acquiring Fund is a party or by which it is bound, nor will the execution, delivery and performance of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, result in the acceleration of any obligation, or the imposition of any penalty, under any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Trust or the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

            (f) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the trustees of the Acquiring Trust, and this Agreement constitutes a valid and binding obligation of the Acquiring Trust, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles.

            (g) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares and will be fully paid and nonassessable.

            (h) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (i) From the effective date of the Registration Statement (as defined in paragraph 5.8) through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.8), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (j) The Acquiring Fund will elect to qualify as a RIC for its first taxable year that includes the Closing Date and shall continue to qualify as a RIC under the Code.

            (k) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Trust, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities law.

            (l) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                    ARTICLE V

              COVENANTS OF THE ACQUIRING FUND AND THE SELLING FUND

     5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, each of the Acquiring Fund and Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

     5.2 APPROVAL OF SHAREHOLDERS. The Selling Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated hereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than April 30, 2004 (or such other date as the parties may agree to in writing).

     5.3 INVESTMENT REPRESENTATION. The Selling Trust and the Selling Fund covenant that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ACCESS TO BOOKS AND RECORDS. Upon reasonable notice, the Acquiring Trust's officers and agents shall have reasonable access to the Selling Fund's books and records necessary to maintain current knowledge of the Selling Fund and to ensure that the representations and warranties made by the Selling Fund are accurate.

     5.5 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

     5.6 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Selling Fund will take or cause to be taken all action and do or cause to be done all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, each of the Selling Trust and the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund's title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

     5.7 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over by the Acquiring Fund as a result of
Section 381 of the Code, and which will be certified by the Treasurer of the Selling Trust.

     5.8 PREPARATION OF REGISTRATION STATEMENT AND PROXY STATEMENT. The Acquiring Trust will prepare and file with the Commission a registration statement on Form N-14 (the "Registration Statement") relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Fund. The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement of the Selling Fund contained in the Registration Statement (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Selling Fund Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.9 LIABILITY INSURANCE. For the period beginning at the Closing Date and ending not less than [ONE/THREE/FIVE] years thereafter, LSAAM, its successors or assigns shall provide, or cause to be provided, reasonable liability insurance covering the actions of the former independent trustees of the Selling Trust for the period they served as such.

     5.10 ACQUIRING FUND OPERATING EXPENSES. The Acquiring Trust shall take all actions necessary so that, through December 31, 2004, the Acquiring Fund's total operating expenses after waivers and reimbursements (but net of any expense offset by earnings credits from the Acquiring Fund's custodian bank) do not exceed 1.00% of the average daily net assets of the Acquiring Fund.

     5.11 BEST EFFORTS. Each of the Acquiring Trust, the Acquiring Fund, the Selling Trust and the Selling Fund shall use its reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement.

                                   ARTICLE VI

             CONDITIONS PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

     The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date and, in addition, subject to the following conditions:

     6.1 All representations, covenants and warranties of the Acquiring Trust, on behalf of itself and the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund's name by the Acquiring Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

     6.2 The Selling Fund shall have received on the Closing Date an opinion from Mayer, Brown, Rowe & Maw LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) The Acquiring Trust is a statutory trust validly existing under the laws of the Commonwealth of Massachusetts.

            (b) To such counsel's knowledge, and without any independent investigation, the Acquiring Trust is registered as an open-end management investment company under the 1940 Act and the Acquiring Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and nonassessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

            (e) The Registration Statement has been declared effective by the Commission, and to such counsel's knowledge no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of the Commonwealth of Massachusetts for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

            (f) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust's declaration of trust or bylaws.

            (g) To such counsel's knowledge, and without any independent investigation, the Acquiring Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund.

                                   ARTICLE VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations, covenants and warranties of the Selling Trust, on behalf of itself and the Selling Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund's name by the Selling Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Selling Fund shall have delivered to the Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the Selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Selling Trust.

     7.3 The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

            (a) The Selling Trust is a statutory trust validly existing under the laws of the State of Delaware.

            (b) To such counsel's knowledge, and without any independent investigation, the Selling Trust is registered as an open-end management investment company under the 1940 Act and such registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) To the knowledge of such counsel, and without any independent investigation, all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Selling Fund under the federal laws of the United States or the laws of Delaware for the exchange of the Selling Fund's assets for Acquiring Fund Shares pursuant to this Agreement have been obtained or made.

            (e) The execution and delivery of this Agreement do not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Selling Trust's agreement and declaration of trust or bylaws, as applicable (assuming shareholder approval has been obtained).

            (f) To such counsel's knowledge, and without any independent investigation, the Selling Trust is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Selling Fund.

                                  ARTICLE VIII

           FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH OF THE
                         ACQUIRING FUND AND SELLING FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Selling Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with the provisions of the Selling Trust's agreement and declaration of trust and bylaws, applicable Delaware law and the 1940 Act. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary "no-action" positions and exemptive orders from such federal authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Selling Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The Selling Fund shall have declared and paid a dividend or dividends that, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's investment company taxable income for all taxable periods ending on or before the Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludable from gross income under
Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods ending on or before the Closing Date and all of its net capital gains realized in all taxable periods ending on or before the Closing Date (after reduction for any capital loss carry forward).

     8.6 As of the Closing Date, there shall be (a) no pending or threatened litigation brought by any person against the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund or any of the investment advisers, trustees or officers of the foregoing, arising out of this Agreement, and (b) no facts known to the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund, which any of such persons reasonably believes might result in such litigation.

     8.7 The Acquiring Trust and the Selling Trust shall have received an opinion of Vedder, Price, Kaufman & Kammholz, P.C. addressed to each of the Acquiring Fund and the Selling Fund substantially to the effect that, based on certain facts, assumptions and representations of the parties, for federal income tax purposes:

            (a) the transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in complete dissolution and liquidation of the Selling Fund will constitute a "reorganization" within the meaning of
Section 368(a)(1) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code;

            (b) no gain or loss will be recognized by the Acquiring Fund upon the receipt of all of the assets of the Selling Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund;

            (c) no gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Stated Liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund;

            (d) no gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization;

            (e) the aggregate tax basis of Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization; and

            (f) the tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

     Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz, P.C. may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the condition set forth in this paragraph 8.7.

                                   ARTICLE IX

                                    EXPENSES

     9.1 The Selling Fund will pay its legal and other fees associated with its participation in the Reorganization to the extent it is reimbursed by LSAAM or an affiliate of LSAAM for such expenses. Otherwise, the Funds will pay no expenses associated with their participation in the Reorganization. Except as described below, LSAAM or an affiliate of LSAAM will pay the Selling Fund's Reorganization expenses and the cost (if any) of continuation of directors' and officers'/errors and omissions insurance for the independent trustees of the Selling Trust, and the Acquiring Fund's investment adviser or an affiliate thereof will pay the Acquiring Fund's Reorganization expenses. LSAAM has separately entered into an agreement with the Acquiring Fund's investment adviser to set forth how the Funds' Reorganization expenses will be allocated. Pursuant to such agreement, LSAAM or an affiliate will pay expenses associated with the preparation and filing of the Proxy Materials, except that the Acquiring Fund's investment adviser or an affiliate thereof will pay the legal fees incurred by the Acquiring Fund associated with the preparation and filing of the Proxy Materials. The Acquiring Fund's investment adviser or an affiliate thereof will pay (a) all costs associated with the proxy solicitation up to $8,500, including but not limited to postage, printing, mailing and tabulation costs; and (b) brokerage costs payable by the Selling Fund in connection with the realignment of its portfolio pursuant to paragraph 1.2 hereof and brokerage costs associated with any necessary realignment of the Acquiring

Fund's portfolio following the Reorganization. To the extent such proxy solicitation costs exceed $8,500, LSAAM or an affiliate thereof will pay the difference.

     9.2 The Acquiring Trust, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, represent and warrant that they have no obligations to pay any brokers' or finders' fees in connection with the transactions provided for herein.

                                    ARTICLE X

                                 INDEMNIFICATION

     10.1 The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

     10.2 The Selling Trust agrees to indemnify and hold harmless the Acquiring Trust, its trustees and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Selling Trust or the Selling Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

                                   ARTICLE XI

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     11.1 The Acquiring Trust, on behalf of the Acquiring Fund, and the Selling Trust, on behalf of the Selling Fund, agree that no party has made to the other party any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

     11.2 Except as specified in the next sentence set forth in this paragraph 11.2, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, the indemnification obligations of Article X, the obligations of the Acquiring Fund and the Selling Fund in paragraph 5.6 and the obligations of LSAAM in paragraph 5.9 shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XII

                                   TERMINATION

     12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust. In addition, either the Acquiring Trust or the Selling Trust may at their option terminate this Agreement at or before the Closing Date due to:

            (a) a breach by the other of any representation, warranty or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days; or

            (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met if it reasonably appears that it will not or cannot be met.

     12.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Selling Fund, the Acquiring Trust or the Selling Trust, or their respective board members or officers, to the other party or its board members or officers. In the event of willful default, all remedies at law or in equity of the party adversely affected shall survive.

                                  ARTICLE XIII

                                   AMENDMENTS

     13.1 This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective board members; provided, however, that, following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such Selling Fund Shareholders without their further approval.

                                   ARTICLE XIV

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.

     14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     14.5 It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Acquiring Trust personally, but shall bind only the property of the Acquiring Fund, as provided in the declaration of trust of the Acquiring Trust. Moreover, no series of the Acquiring Trust other than the Acquiring Fund shall be responsible for the obligations of the Acquiring Trust hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Acquiring Trust on behalf of the Acquiring Fund and signed by authorized officers of the Acquiring Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the Acquiring Fund as provided in the Acquiring Trust's declaration of trust.

     14.6 It is expressly agreed that the obligations of the Selling Fund hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Selling Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the agreement and declaration of trust of the Selling Trust. Moreover, no series of the Selling Trust other than the Selling Fund shall be responsible for the obligations of the Selling Trust hereunder, and all persons shall look only to the assets of the Selling Fund to satisfy the obligations of the Selling Fund hereunder. The execution and delivery of this Agreement have been authorized by the trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Selling Trust, acting as such. Neither the authorization by such trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Selling Fund as provided in the Selling Trust's agreement and declaration of trust.

                                   ARTICLE XV

                                     NOTICES

     15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the applicable party: to the Selling Trust, 3100 Sanders Road, Suite J5B, Northbrook, Illinois 60062,
Attention: Bruce Teichner, or to the Acquiring Trust, 1345 Avenue of the Americas, New York, New York 10105, Attention: Frank Poli, Esq., or to any other address that the Acquiring Trust or the Selling Trust shall have last designated by notice to the other party.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                          PIMCO ADVISORS VIT

                                          By:
                                             -----------------------------------
                                          Name:
                                          Title: President

ACKNOWLEDGED:

By:
   ----------------------------------
Name:
     --------------------------------
Title:
      -------------------------------


                                          LSA VARIABLE SERIES TRUST

                                          By:
                                             -----------------------------------
                                          Name:
                                          Title: President


ACKNOWLEDGED:

By:
   ----------------------------------
Name:
     --------------------------------
Title:
      -------------------------------


                                          The Undersigned is a party to this
                                          Agreement for the purposes of
                                          paragraphs 5.9 and 9.1 only:

                                          LSA ASSET MANAGEMENT LLC

                                          By:
                                             -----------------------------------
                                          Name:
                                          Title:


ACKNOWLEDGED:

By:
   ----------------------------------
Name:
     --------------------------------
Title:
      -------------------------------

                                                                       EXHIBIT B

                         MANAGEMENT'S DISCUSSION OF THE
                         LSA BALANCED FUND'S PERFORMANCE
                      (FISCAL YEAR ENDED DECEMBER 31, 2002)

LSA VARIABLE SERIES TRUST BALANCED FUND
ADVISED BY: OPCAP ADVISORS

PERFORMANCE REVIEW

In a difficult year for the stock market, the LSA Balanced Fund trailed its benchmark (a 60% weighting of the S&P 500 and a 40% weighting of the Merrill Lynch Corporate Master Bond Index), but outperformed the overall market as measured by the S&P 500 Index. During the 12-month period ending December 31, 2002, the Fund's return of -18.30% compared with -9.87% for the benchmark and -22.10% for the S&P 500.

In managing the Fund, the adviser seeks to generate excellent long-term performance and control risk by investing in stocks for capital appreciation and bonds for income. At December 31, 2002, the Fund's investments were allocated 67.4% to stocks, 29.9% to bonds and 2.7% to cash and equivalents.

The stock market's decline in 2002 was broadly based. No sector escaped unscathed. The Fund's results were hurt in particular by its Technology and Telecommunications stocks, two of the market's weakest sectors. The Fund's Industrial Holdings during the year performed well relative to the market.

Citigroup (financial services) was the Fund's top contributor to performance for the year. This stock was purchased during the fourth quarter and the position was maintained as the price advanced. Other contributors to performance included Eli Lilly (pharmaceuticals), which we purchased and sold at a profit during the fourth quarter; Clear Channel Communications (radio broadcasting); Exelon (utilities); and Tyco International (diversified manufacturing company), another timely fourth quarter purchase. The two stocks that detracted most from performance were WorldCom (telecommunications) and El Paso Corp. (natural gas). Both positions have been sold.

Freddie Mac (mortgage securitization), the Fund's largest investment, held up well relative to the market, returning -8.42% versus -13.89% for the financial sector of the S&P 500. We believe the company is poised to deliver record earnings in 2003 for the 12th consecutive year.

The Fund invests in stocks priced below the investment manager's estimate of their intrinsic value. Bank of New York, for instance, was one of the Fund's larger new equity positions in the fourth quarter. The company is focused on high-growth, fee-based businesses including custodial, trustee, and transfer agent and registrar services for corporations and institutional investors. We purchased Tenet Healthcare (hospitals and other healthcare facilities) after the stock was beaten down on the controversy surrounding the company's pricing practices and Medicare reimbursements. Other new positions included UnumProvident (insurance) and Carnival (cruise line).

The Fund's bond holdings performed well, returning +14.89% for the year. The fixed income portion of the Fund is allocated approximately two-thirds to corporate securities and approximately one-third to Treasury notes and bonds.

OUTLOOK

As 2003 begins, the U.S. stock market is coming off one of its worst three-year periods in history. However, even after taking into account the market's severe losses since early 2000, stocks have provided strongly positive returns for those who have invested steadily for the past 10 to 15 years. We believe the three-year sell-off, combined with an improving U.S. economy and increasing corporate productivity, have set the stage for a market upturn.

THE VIEWS EXPRESSED HEREIN REFLECT THOSE OF OPCAP ADVISORS, THE FUND'S ADVISER, AND DO NOT NECESSARILY REPRESENT THE VIEWS OF LSA VARIABLE SERIES TRUST OR THE TRUST'S MANAGER, LSA ASSET MANAGEMENT, LLC. SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS. FURTHERMORE, SUCH VIEWS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AS AN INDICATION OF ANY FUND'S TRADING INTENT.

[CHART]

INVESTMENT PERFORMANCE

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF A $10,000 INVESTMENT IN BALANCED FUND,
THE S&P 500 INDEX, THE MERRILL LYNCH CORP BOND INDEX,
AND A COMPOSITE INDEX*

                 MERRILL LYNCH
                 BALANCED FUND   S&P 500 INDEX  CORP BOND INDEX  COMPOSITE INDEX
   10/1/99         $10,000        $10,000          $10,000          $10,000
  10/31/99         $10,480        $10,632          $10,079          $10,411
  11/30/99         $10,430        $10,848          $10,097          $10,545
  12/31/99         $10,340        $11,486          $10,089          $10,914
 1/31/2000         $10,199        $10,909          $10,027          $10,558
 2/29/2000          $9,626        $10,703          $10,105          $10,471
 3/31/2000         $10,511        $11,749          $10,217          $11,132
 4/30/2000         $10,420        $11,396          $10,086          $10,874
 5/31/2000         $10,460        $11,162          $10,035          $10,718
 6/30/2000         $10,490        $11,437          $10,285          $10,983
 7/31/2000         $10,159        $11,259          $10,406          $10,932
 8/31/2000         $10,470        $11,958          $10,541          $11,396
 9/30/2000         $10,651        $11,326          $10,622          $11,070
10/31/2000         $11,044        $11,278          $10,618          $11,041
11/30/2000         $10,953        $10,390          $10,770          $10,582
12/31/2000         $11,258        $10,441          $10,976          $10,694
 1/31/2001         $11,818        $10,811          $11,270          $11,036
 2/28/2001         $11,699         $9,826          $11,380          $10,476
 3/31/2001         $11,721         $9,204          $11,467          $10,110
 4/30/2001         $12,066         $9,918          $11,408          $10,560
 5/31/2001         $12,367         $9,985          $11,525          $10,646
 6/30/2001         $12,033         $9,742          $11,575          $10,509
 7/31/2001         $12,001         $9,646          $11,901          $10,565
 8/31/2001         $11,667         $9,043          $12,030          $10,215
 9/30/2001         $11,322         $8,313          $12,059           $9,729
10/31/2001         $11,215         $8,471          $12,329           $9,928
11/30/2001         $11,570         $9,121          $12,221          $10,350
12/31/2001         $11,510         $9,201          $12,155          $10,382
 1/31/2002         $11,268         $9,067          $12,218          $10,313
 2/28/2002         $10,805         $8,892          $12,310          $10,225
 3/31/2002         $11,302         $9,226          $12,074          $10,377
 4/30/2002         $10,747         $8,667          $12,237          $10,056
 5/31/2002         $10,539         $8,604          $12,395          $10,063
 6/30/2002          $9,717         $7,991          $12,392           $9,632
 7/31/2002          $8,989         $7,368          $12,290           $9,150
 8/31/2002          $9,301         $7,416          $12,730           $9,317
 9/30/2002          $8,514         $6,611          $12,942           $8,772
10/31/2002          $8,919         $7,192          $12,750           $9,183
11/30/2002          $9,833         $7,615          $12,953           $9,565
12/31/2002          $9,404         $7,168          $13,392           $9,358

                          AVERAGE ANNUAL TOTAL RETURNS
                         PERIODS ENDED DECEMBER 31, 2002

                                                 SINCE INCEPTION    VALUE OF A $10,000 INVESTMENT
                                    ONE YEAR          10/1/99              AS OF 12/31/2002
-------------------------------------------------------------------------------------------------
Balanced Fund                        (18.30)%         (1.87)%           $  9,404
S&P 500 Index                        (22.10)%         (9.72)%           $  7,168
Merrill Lynch Corp Bond Index         10.17%           9.39%            $ 13,392
Composite Index *                     (9.87)%         (2.02)%           $  9,358

* Composed of 60% of the return of the S&P 500 Index and 40% of the return of the Merrill Lynch Corporate Bond Index.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES OF THE FUND, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TOTAL RETURNS DO NOT REFLECT CHARGES INCURRED AT THE SEPARATE INVESTMENT ACCOUNT LEVEL. THE MARKET INDEX SHOWN ABOVE IS UNMANAGED AND DOES NOT INCUR EXPENSES. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS.

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

The following text is inserted into the Risk/Return section of the Prospectus:

FEES &              These tables describe the fees and expenses you may pay if
EXPENSES            you buy and hold shares of each Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                          TOTAL ANNUAL
                                        DISTRIBUTION                        PORTFOLIO            FEES AND           NET PORTFOLIO
                      MANAGEMENT       AND/OR SERVICE      OTHER           OPERATING          EXPENSES WAIVED         OPERATING
    PORTFOLIO            FEE            (12b-1) FEES      EXPENSES          EXPENSES          OR REIMBURSED(1)        EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
      Equity             0.80%              None            0.16%             0.96%                None                 0.96%

    Small Cap            0.80%              None            0.11%             0.91%                None                 0.91%

     Mid Cap             0.80%              None            0.37%             1.17%                0.17%                1.00%

Science & Technology     0.80%              None            2.08%             2.88%                1.80%                1.08%

  Global Equity          0.80%              None            0.35%             1.15%                None                 1.15%

   Renaissance           0.80%              None            4.07%             4.87%                3.81%                1.06%

     Managed             0.79%              None            0.09%             0.88%                None                 0.88%

U.S. Gov't Income        0.60%              None            0.37%             0.97%                None                 0.97%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of each Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the Portfolio's average daily net assets and 1.25% (net of any expense offset) of the Global Equity Portfolio's average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of a Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of a Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

      PORTFOLIO                   1 YEAR                     3 YEARS                    5 YEARS                  10 YEARS
--------------------------------------------------------------------------------------------------------------------------
       Equity                     $   98                     $   306                    $   531                  $  1,178

      Small Cap                   $   92                     $   287                    $   499                  $  1,108

       Mid Cap                    $  102                     $   318                    $   552                  $  1,225

Science & Technology              $  110                     $   343                    $   595                  $  1,317

    Global Equity                 $  117                     $   365                    $   633                  $  1,398

     Renaissance                  $  108                     $   337                    $   585                  $  1,294

       Managed                    $   90                     $   281                    $   488                  $  1,084

  U.S. Gov't Income               $   99                     $   309                    $   536                  $  1,190

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

               Disclosure related to the PEA Renaissance Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES            REIMBURSED(1)       OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               4.07%              4.87%                3.81%                   1.06%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $  108         $  337          $  585           $  1,294

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

                Disclosure related to the OpCap Equity Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.16%              0.96%                 None                   0.96%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $   98        $   306         $   531           $  1,178

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

               Disclosure related to the OpCap Small Cap Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.11%              0.91%                 None                   0.91%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $   92        $   287         $   499           $  1,108

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

                Disclosure related to the OpCap Mid Cap Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.37%              1.17%                0.17%                   1.00%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $  102        $   318         $   552           $  1,225


                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

          Disclosure related to the PEA Science & Technology Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               2.08%              2.88%                1.80%                   1.08%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 Year        3 Years         5 Years           10 Years
--------------------------------------------------------------
    $  110        $   343         $   595           $  1,317

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

             Disclosure related to the OpCap Global Equity Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.80%                 None               0.35%              1.15%                 None                   1.15%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.25% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $  117        $   365         $   633           $  1,398

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

                Disclosure related to the OpCap Managed Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.79%                 None               0.09%              0.88%                 None                   0.88%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $   90        $   281         $   488           $  1,084

                          Supplement dated May 9, 2003
                       to the Prospectus dated May 1, 2003

        Disclosure related to the OpCap U.S. Government Income Portfolio

The following text is inserted into the Risk/Return section of the Prospectus:

FEES AND EXPENSES   These tables describe the fees and expenses you may pay if
OF THE PORTFOLIO    you buy and hold shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses charged by the insurance company.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)                  None

ANNUAL PORTFOLIO OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

                                                                TOTAL ANNUAL           FEES AND
                         DISTRIBUTION                            PORTFOLIO             EXPENSES
    MANAGEMENT          AND/OR SERVICE          OTHER            OPERATING             WAIVED OR             NET PORTFOLIO
        FEE              (12b-1) FEES         EXPENSES            EXPENSES           REIMBURSED(1)        OPERATING EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
       0.60%                 None               0.37%              0.97%                 None                   0.97%

(1) The Adviser has contractually agreed to reduce total annual portfolio operating expenses of the Portfolio to the extent they would exceed 1.00% (net of any expense offset) of the average daily net assets.

The Examples are intended to help you compare the cost of investing in shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in shares of the Portfolio for the time periods indicated. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The results apply whether or not you redeem your investment at the end of the given period.

    1 YEAR        3 YEARS         5 YEARS           10 YEARS
--------------------------------------------------------------
    $   99        $   309         $   536           $  1,190

                               PIMCO ADVISORS VIT
                          Prospectus dated May 1, 2003

PIMCO ADVISORS VIT (the "Fund", formerly OCC Accumulation Trust) is an open-end investment company with the following investment portfolios (the "Portfolios"):

          PEA Large Cap Growth Portfolio ("Large Cap Growth Portfolio")

               PEA Renaissance Portfolio ("Renaissance Portfolio",
                      formerly PIMCO Renaissance Portfolio)

    PEA Science and Technology Portfolio ("Science and Technology Portfolio")

          PEA Small Cap Growth Portfolio ("Small Cap Growth Portfolio")

                 OpCap Balanced Portfolio ("Balanced Portfolio")

                   OpCap Equity Portfolio ("Equity Portfolio")

            OpCap Global Equity Portfolio ("Global Equity Portfolio")

                  OpCap Managed Portfolio ("Managed Portfolio")

                  OpCap Mid Cap Portfolio ("Mid Cap Portfolio")

                OpCap Small Cap Portfolio ("Small Cap Portfolio")

   OpCap U.S. Government Income Portfolio ("U.S. Government Income Portfolio")


Shares of the Portfolios are sold only to variable accounts of certain life insurance companies as an investment vehicle for their variable annuity and variable life insurance contracts and to qualified pension and retirement plans.

The Securities and Exchange Commission has not approved or disapproved of any Portfolio's securities or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense. This Prospectus contains information you should know before investing, including information concerning risks. Please read it before you invest and keep it for future reference.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Risk/Return Summary                                                            3

Sub-Adviser's Past Performance                                                12

Principal Investment Strategies                                               14

Risks                                                                         20

Investment Policies                                                           21

Fund Management                                                               23

Share Price                                                                   27

Distributions and Taxes                                                       27

Financial Highlights                                                          28

                               RISK/RETURN SUMMARY

INVESTMENT GOALS    Large Cap Growth Portfolio    Long term capital appreciation

                    Renaissance Portfolio         Long term capital appreciation
                                                  and income

                    Science and Technology        Capital appreciation
                    Portfolio

                    Small Cap Growth Portfolio    Capital appreciation

                    Balanced Portfolio            Growth of capital and
                                                  investment income

                    Equity Portfolio              Long term capital appreciation

                    Global Equity Portfolio       Long term capital appreciation

                    Managed Portfolio             Growth of capital over time

                    Mid Cap Portfolio             Long term capital appreciation

                    Small Cap Portfolio           Capital appreciation

                    U.S. Gov't Income Portfolio   High current income and
                                                  protection of capital

PRINCIPAL INVESTMENT
STRATEGIES             -  The Large Cap Growth Portfolio invests at least 80%
                          of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion.

                       - The Renaissance Portfolio invests generally in equity securities of companies with market capitalizations of $1 billion to $10 billion that the investment adviser or the sub-adviser believes are undervalued relative to their industry group and whose business fundamentals are expected to improve.

                       - The Science and Technology Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies.

                       - The Small Cap Growth Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                       - The Balanced Portfolio invests in common stocks, preferred stocks, securities convertible into common stock and debt securities.

                       - The Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities that the investment adviser believes are undervalued in the marketplace.

                       - The Global Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities on a worldwide basis and may invest in U.S. or foreign fixed income securities.

                       - The Managed Portfolio invests in common stocks, bonds and cash equivalents, allocated based on the investment adviser's judgment.

                       - The Mid Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion.

                       - The Small Cap Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion.

                       - The U.S. Government Income Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations including mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT
PHILOSOPHY             OpCap Advisors LLC ("OpCap Advisors") is the investment
                       adviser to all of the Portfolios. OpCap Advisors has retained PIMCO Equity Advisors LLC ("PIMCO Equity
                       Advisors") as sub-adviser to the Large Cap Growth, Small Cap Growth, Science and Technology and
                       Renaissance Portfolios. OpCap Advisors has retained
                       Pacific Investment Management Company LLC ("PIMCO") as sub-adviser for a portion of the assets of the Managed
                       Portfolio.

                       For the equity investments it manages directly, i.e., the Equity, Mid Cap, Small Cap, Global Equity, and Balanced Portfolios and the portion of the assets of the Managed Portfolio not sub-advised by its affiliate, OpCap Advisors applies principles of value investing, although the individual portfolio managers may implement these principles differently.

                       When selecting equity securities, OpCap Advisors believes there are two major components of value.

                       - A company's ability to generate earnings that contribute to shareholder value. OpCap Advisors considers discretionary cash flow to be cash that remains after a company spends what is needed to sustain its industrial position as a primary determinant of a company's potential to add economic value.

                       - Price - OpCap Advisors looks for companies with a market undervaluation great enough to offer the potential for upside reward coupled with what it believes is modest downward risk.

                       OpCap Advisors uses fundamental analysis to select securities. Fundamental analysis involves intensive evaluation of historic financial data, including:

                       -  Financial statements
                       -  Market share analysis
                       -  Unit volume growth
                       -  Barriers to entry
                       -  Pricing policies
                       -  Management record.

                       OpCap Advisors uses fundamental analysis to select companies it believes have one or more of the following characteristics:

                       -  substantial and growing discretionary cash flow
                       -  strong shareholder value-oriented management
                       -  valuable consumer or commercial franchises
                       -  high returns on capital
                       -  favorable price to intrinsic value relationship.

                       In selecting debt securities, OpCap Advisors analyzes yield relationships between different sectors and among securities along the yield curve. OpCap Advisors seeks individual issues that it believes are inexpensive and have the potential to provide superior returns. In evaluating high-yield debt securities, OpCap Advisors supplements its traditional credit analysis with an evaluation of an issuer's asset values.

                       There can be no assurance that OpCap Advisors will achieve its goals.

                       PIMCO Equity Advisors acts as sub-adviser to the Large Cap Growth, Small Cap Growth, Science and Technology and Renaissance Portfolios.

                       PIMCO Equity Advisors' investment philosophy generally focuses on the wealth-creating characteristics of a growing business. By combining the characteristics of growth, quality, and time, its investment process seeks to capture the powerful compounding effect of a growing enterprise. PIMCO Equity Advisors seeks to invest in superior companies and then monitor accounts to ensure that it maintains a portfolio of the highest quality companies available. The investment process includes the review of quantitative and qualitative criteria. PIMCO Equity Advisors aims to significantly outperform the relevant market index over the long term and to control risk relative to the market. There can be no assurance that it will achieve these goals.

                       PIMCO acts as the sub-adviser for a portion of the Managed Portfolio. In selecting securities for the Managed Portfolio, PIMCO develops an outlook for interest rates, currency exchange rates and the economy; analyzes credit and call risks, and uses other security selection techniques. The proportion of the Portfolio's assets committed to investment in securities with particular characteristics (such as quality, section interest rate or maturity) varies based on PIMCO's outlook for the U.S. economy and the economies of other countries in the world, the financial markets and other factors.

                       PIMCO seeks to identify areas of the bond market that are undervalued relative to the rest of the market. PIMCO identifies these areas by first classifying bonds into the following sectors: money market, government, corporate, mortgage, asset-backed and international. Sophisticated proprietary software then assists in evaluating sectors and pricing specific securities. Once investment opportunities are identified, PIMCO will shift assets among sectors depending upon changes in relative valuations and credit spreads. There is no guarantee that PIMCO's security selection techniques will produce the desired results.

PRINCIPAL RISKS        If you invest in the Portfolios that invest in equity
                       securities, you could lose money or those Portfolios could underperform other investments if any of the following happens:

                       -  The stock market goes down
                       - The Portfolio's investment style (i.e., value or growth) falls out of favor
                       - The Portfolio's investment sector (e.g., small cap, mid cap, technology or foreign securities, which generally are more volatile than U.S. large cap securities) declines or becomes less liquid
                       - For the Equity, Mid Cap, Small Cap, Global Equity, Managed and Balanced Portfolios, the market does not recognize the stocks as being undervalued.
                       - The stocks selected for growth potential do not achieve such growth.

                       If you invest in the Portfolios that invest in debt securities, you could lose money or those Portfolios could underperform other investments if any of the following events occur:

                       -  Interest rates rise and the bond market declines
                       -  Bond issuers cannot meet their obligations
                       - As a result of pre-payments, the Portfolios may have to reinvest at lower rates.

                       The U.S. Government Income Portfolio invests primarily in fixed-income securities issued by the U.S. Government, its agencies or instrumentalities. Securities issued by the U.S. Government, such as treasury securities, are backed by the full faith and credit of the U.S. Government. Some agency securities are also backed by the full faith and credit of the U.S. Government. Other agency securities do not carry a formal guarantee, but are considered to be of high credit quality.

BAR CHART &
PERFORMANCE
TABLE
                    The charts below provide some indication of the risks of investing in the Portfolios by showing changes in the performance of each Portfolio's shares from year to year over the past 10 years or, if less, for each full calendar year during the life of each Portfolio and by showing the highest and lowest quarterly return during the same period for each Portfolio. Performance is not shown in a bar chart for the Renaissance, Balanced, Large Cap Growth and Small Cap Growth Portfolios because they do not have a full calendar year of performance. Supplemental performance of the sub-adviser with regard to the Renaissance, Large Cap Growth and Small Cap Growth Portfolios can be found in the section captioned "Sub-Adviser's Past Performance."

                    The Portfolios' past performance does not necessarily indicate how each Portfolio will perform in the future. The Portfolios' performance does not reflect charges and deductions which are imposed under the variable contracts. Performance results after charges and deductions will be lower.

[CHART]

EQUITY PORTFOLIO

1993             7.85%
1994             3.81%
1995            38.85%
1996            23.36%
1997            26.63%
1998            11.86%
1999             2.54%
2000             9.91%
2001            (7.02)%
2002           (21.41)%

During the periods shown in the bar chart, the highest quarterly return was 13.20% (for the quarter ended 6/30/97) and the lowest quarterly return was (20.84)% (for the quarter ended 9/30/02).

[CHART]

SCIENCE & TECHNOLOGY

2001           (60.79)%
2002           (49.58)%

During the period shown in the bar chart, the highest quarterly return was 53.55% (for the quarter ended 12/31/01) and the lowest quarterly return was (50.48)% (for the quarter ended 9/30/01).

[CHART]

MID CAP PORTFOLIO

1999            21.63%
2000            25.88%
2001             6.56%
2002            (7.13)%

During the periods shown in the bar chart, the highest quarterly return was 23.78% (for the quarter ended 12/31/99) and the lowest quarterly return was (14.41)% (for the quarter ended 9/30/01).

[CHART]

SMALL CAP PORTFOLIO

1993            19.51%
1994            (1.01)%
1995            15.23%
1996            18.72%
1997            22.24%
1998            (9.03)%
1999            (1.80)%
2000            44.22%
2001             8.30%
2002           (21.60)%

During the periods shown in the bar chart, the highest quarterly return was 18.78% (for the quarter ended 6/30/01) and the lowest quarterly return was (22.94)% (for the quarter ended 9/30/02).

[CHART]

GLOBAL EQUITY

1996            15.02%
1997            14.02%
1998            13.29%
1999            26.53%
2000             4.70%
2001           (13.82)%
2002           (17.41)%

During the periods shown in the bar chart, the highest quarterly return was 14.89% (for the quarter ended 12/31/98) and the lowest quarterly return was (16.02)% (for the quarter ended 9/30/02).

[CHART]

MANAGED PORTFOLIO

1993            10.39%
1994             2.61%
1995            45.55%
1996            22.77%
1997            22.29%
1998             7.12%
1999             5.00%
2000             9.74%
2001            (4.91)%
2002           (16.88)%

During the periods shown in the bar chart, the highest quarterly return was 14.74% (for the quarter ended 6/30/95) and the lowest quarterly return was (13.37)% (for the quarter ended 9/30/98).

[CHART]

U.S. GOVERNMENT INCOME PORTFOLIO

1996             3.02%
1997             7.04%
1998             8.15%
1999            (1.61)%
2000            10.39%
2001             6.57%
2002             9.67%

During the periods shown in the bar chart, the highest quarterly return was 5.08% (for the quarter ended 9/30/02) and the lowest quarterly return was (1.08)% (for the quarter ended 12/31/01).

The following table shows the average annual returns for the Equity, Science & Technology, Mid Cap, Small Cap, Global Equity, Managed and U.S. Government Income Portfolios. The table gives some indication of the risks of the Portfolios by comparing the performance of each Portfolio with a broad measure of market performance. Performance information is not shown in a table for the Renaissance, Balanced, Large Cap Growth and Small Cap Growth Portfolios because they do not have a full calendar year of performance.

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                 1 YEAR        5 YEARS      10 YEARS
                                                 ------        -------      --------
Equity Portfolio+                               (21.4)%        (1.6)%         8.4%
S&P 500                                         (22.1)%        (0.6)%         9.3%

Science and Technology Portfolio                (49.6)%       (54.1)%*        N/A
Nasdaq Composite                                (31.5)%       (33.5)%*        N/A
*since inception: 4/12/00

Mid Cap Portfolio                                (7.1)%         8.5%*         N/A
Wilshire 750 Mid Cap Index                      (19.9)%         1.8%*         N/A
*since inception: 2/9/98

Small Cap Portfolio+                            (21.6)%         1.8%          8.0%
Russell 2000 Index                              (20.5)%        (1.3)%         7.2%

Global Equity Portfolio                         (17.4)%         1.3%          6.7%*
MSCI World Index                                (19.9)%        (2.1)%         4.6%*
*since inception: 3/1/95

Managed Portfolio+                              (16.9)%        (0.5)%         9.2%
S&P 500                                         (22.1)%        (0.6)%         9.3%

U.S. Government Income Portfolio                  9.7%          6.5%          7.0%*
Lehman Brothers Intermediate Government Bond      9.6%          7.4%          7.9%*
Index
*since inception: 1/3/95

+ On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the Fund, at which time the Fund commenced operations. For the period prior to September 16, 1994, the performance figures above for each of the Equity, Small Cap and Managed Portfolios reflect the performance of the corresponding Portfolios of the Old Trust. The Old Trust commenced operations on August 1, 1988.

                         SUB-ADVISER'S PAST PERFORMANCE

The performance results shown below represent composite returns (the "Composites") derived from performance data furnished by PIMCO Equity Advisors which is sub-adviser to the Renaissance, Large Cap Growth and Small Cap Growth Portfolios ("PEA Portfolios"). The Composites are comprised of all accounts managed by PIMCO Equity Advisors with substantially similar investment objectives, policies and strategies as the PEA Portfolios.

Except for the Renaissance comparable fund, the Composites have not been subject to the same types of expenses and restrictions to which the PEA Portfolio's are subject under the Investment Company Act and the Internal Revenue Code. The information regarding the performance of the Composites does not represent any of the PEA Portfolio's performance. Such information should not be considered a prediction of the future performance of the PEA Portfolios. The PEA Portfolios are newly organized and may not have a performance record of their own.

The tables below show the average annual total returns of the Composites managed by PEA for the periods set forth below. The Composite returns are also compared against their relevant benchmarks (which are the same benchmarks for the PEA Portfolios).

THE FIGURES DO NOT REFLECT THE DEDUCTION OF ANY INSURANCE FEES OR CHARGES THAT ARE IMPOSED BY THE INSURANCE COMPANY IN CONNECTION WITH ITS SALE OF VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.

                RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 2002

                                   1 YEAR         3 YEARS        5 YEARS      10 YEARS
PEA Renaissance Fund              (30.78)%        5.94%          6.86%        13.40%

Russell Midcap Value Index        (13.03)%        4.45%          2.78%        10.47%

INFORMATION ABOUT THE RENAISSANCE PORTFOLIO COMPARABLE FUND PERFORMANCE

The Renaissance Portfolio has substantially the same investment objective, policies and strategies as the PEA Renaissance Fund, an existing mutual fund which is sold to the public on a retail basis ("Comparable Fund"). While the Portfolio is managed in a manner similar to that of the Comparable Fund, investors should be aware that the Portfolio is not the same as the Comparable Fund and will not have the same performance. Investments made by the Portfolio at any given time may not be the same as those made by the Comparable Fund. Different performance will result due to factors such as differences in the cash flows into and out of the Portfolios, different fees and expenses, and differences in portfolio size and positions. In addition, you should note that the total operating expenses of the Comparable Fund are lower than the total operating expenses of the Portfolio. Therefore, the performance of the Comparable Fund would be negatively impacted if the total operating expenses of the Portfolios had been used to compute the Comparable Fund's performance. The performance figures shown above reflect the deduction of the historical fees and expenses paid by the Comparable Fund and not those to be paid by the Portfolio.

The results shown above reflect the reinvestment of dividends and distributions, and were calculated in the same manner that will be used by the Portfolio to calculate its own performance. Performance is for Class A shares at Net Asset Value.

The benchmark (or index) for each of the Composites is a measure of the broad market for their respective strategy. Each index is included to provide a detailed basis of comparison. Each index is unmanaged and reflects past performance, which is not indicative of future results.

                                                                                             SINCE
                                         1999         2000         2001         2002    INCEPTION(1),(2)
                                         ----         ----         ----         ----    ----------------
Large Cap Growth Composite              44.29%      (12.94)%     (24.37)%     (28.58)%         5.95%

Russell 1000 Growth Index               33.16%      (22.42)%     (20.42)%     (27.88)%         4.06%

Small Cap Growth Composite              67.63%      (11.56)%     (14.99)%     (27.80)%        11.53%

Russell 2000 Growth Index               43.09%      (22.43)%      (9.23)%     (30.26)%         2.86%

     (1) The inception periods for the Large Cap Growth Composite and Small Cap Growth Composite are 1/1/96 and 7/1/94, respectively.
     (2) For the period ended December 31, 2002.

          INFORMATION ABOUT PAST PERFORMANCE COMPOSITES OF SUB-ADVISER

The past performance data for the Composites has been adjusted to reflect the management fees and other expenses actually paid by the PEA Portfolios and assume the reinvestment of all dividends and distributions. The fees and expenses paid by the PEA Portfolios will be higher than the fees and expenses paid by the Composites. The performance of the Composites would have been lower than that shown below if the Composites had been subject to the fees and expenses of the PEA Portfolios and to other restrictions applicable to investment companies under relevant laws.

Average Annual Total Return: Composite results are measured internally based upon trade date accounting and include the reinvestment of dividends and interest. Results for the full historical period are time weighted. The Composites are valued monthly and portfolio returns are asset weighted using beginning-of-month market values. Quarterly, annual and annualized periods are calculated based upon geometrically linked monthly returns.

                         PRINCIPAL INVESTMENT STRATEGIES

EQUITY PORTFOLIO

Q  What is the Portfolio's investment objective?

A Long term capital appreciation through investment in a diversified portfolio of equity securities selected on the basis of a value approach to investing.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Equity Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies that OpCap Advisors believes are undervalued in the marketplace. Under normal conditions, the Portfolio will invest in equity securities listed on the New York Stock Exchange and on other U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Equity investors should have a long term investment horizon and should be prepared for the ups and downs of the stock markets.

RENAISSANCE PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Long term capital appreciation and income.

Q  What is the Portfolio's investment program?

A The Portfolio seeks to achieve its investment objective by investing under normal conditions at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (I.E., dividend-paying) stocks.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. Opportunities for long term growth of capital arise from companies that are undervalued relative to their industry group or show strong potential for growth or experience better than anticipated earnings growth.

LARGE CAP GROWTH PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Long term capital appreciation.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of at least $5 billion at the time of purchase which PIMCO Equity Advisors believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital. The prices of securities of large cap companies may be less volatile than those of less highly-capitalized companies.

SMALL CAP GROWTH PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Capital appreciation.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations of under $2 billion at the time of purchase which PIMCO Equity Advisors believes will experience relatively rapid earnings growth. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over the counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks and other equity securities offer a way to invest for long term growth of capital.

   Opportunities for appreciation for small cap companies could result from product expansion or product improvement, industry transition, new management or the sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. As additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation over the long term.

SCIENCE AND TECHNOLOGY PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Capital appreciation.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies which PIMCO Equity Advisors believes use innovative technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. Although the Portfolio emphasizes technology companies, it is not required to invest exclusively in companies in a particular business sector. The Portfolio is concentrated, investing in approximately 25 mid and large cap stocks. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter market, purchase and sell foreign currencies and use derivatives for risk management purposes or as part of its investment strategy. In response to unfavorable market and other conditions, the Portfolio may invest temporarily in high-quality fixed income securities.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for technology companies may result from the competitive strategic advantages associated with the use and service of innovative technologies as well as from the successful development and sale of those technologies.

MID CAP PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Long term capital appreciation.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations between $500 million and $8 billion at the time of purchase which OpCap Advisors believes are undervalued. The majority of the stocks purchased by the Portfolio will be listed on a U.S. stock exchange or traded in the U.S. over-the-counter market. The Portfolio may purchase foreign securities that are listed on a U.S. or foreign exchange or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Mid cap companies generally are studied by fewer analysts and are held by fewer institutions than large cap companies. Since mid cap companies are less well-known than large cap companies, there may be a greater chance of them being undervalued. Opportunities for capital appreciation for mid cap companies could result from regional or product line expansion or sale of the company.

SMALL CAP PORTFOLIO

Q  What is the Portfolio's investment objective?

A Capital appreciation through a diversified portfolio consisting primarily of securities of companies with market capitalizations of under $2 billion at time of purchase.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies with market capitalizations under $2 billion at the time of purchase that OpCap Advisors believes are undervalued in the marketplace. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase securities in initial public offerings or shortly after those offerings have been completed.

Q  What are the potential rewards of investing in the Portfolio?

A Common stocks offer a way to invest for long term growth of capital. Opportunities for value creation for small cap companies could result from product expansion or product improvement, industry transition, new management or sale of the company. Small cap companies are followed by fewer analysts than are large and mid cap companies. Additional analysts follow a small cap stock, investor demand for the stock may increase which should result in capital appreciation.

GLOBAL EQUITY PORTFOLIO

Q  What is the Portfolio's investment objective?

A Long term capital appreciation through pursuit of a global investment strategy primarily involving equity securities.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of companies located throughout the world which OpCap Advisors believes are undervalued in the marketplace. The Portfolio may invest up to 5% of its total assets in fixed income securities that are below investment grade.

Q  What are the potential rewards of investing in the Portfolio?

A Foreign securities provide additional investment opportunities and diversification. U.S. stocks represent less than half of the world's stock market capitalization.

MANAGED PORTFOLIO

Q  What is the Portfolio's investment objective?

A Growth of capital over time through investment in a portfolio consisting of common stocks, bonds and cash equivalents, the percentages of which will vary based on OpCap Advisors' and PIMCO's assessments of the relative outlook for such investments.

Q  What is the Portfolio's investment program?

A The Portfolio seeks to meet its objective by investing in common stocks, bonds and cash equivalents in varying percentages based on OpCap Advisors' and PIMCO's view of relative values. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in the U.S. or foreign over the counter markets. The Portfolio also may purchase government and corporate bonds, mortgage-backed securities and high quality money market securities. The Portfolio can invest up to 100% of its assets in debt securities but will only do so if equity securities are not an attractive investment.

Q  What are the potential rewards of investing in the Portfolio?

A The Portfolio normally invests mainly in equity securities. Common stocks offer a way to invest for long term growth of capital.

BALANCED PORTFOLIO

Q  What is the Portfolio's investment objective?

A  Growth of capital and investment income.

Q  What is the Portfolio's investment program?

A The Portfolio invests in equity and debt securities that OpCap Advisors believes are undervalued. Generally, the Portfolio will invest at least 25% of its total assets in equity securities and at least 25% of its total assets in debt securities. The Portfolio seeks debt securities that offer investment income and the potential for capital appreciation if interest rates decline or the issuer's credit improves. OpCap Advisors seek to find convertible securities that have the potential for investment income prior to conversion and capital growth. Convertible debt securities may be classified as equity securities or as debt securities depending on the value of the conversion feature as compared to the debt feature. The Portfolio may purchase securities listed on U.S. or foreign securities exchanges or traded in U.S. or foreign over the counter markets. The Portfolio may invest up to 25% of its total assets in debt securities rated below investment grade.

Q  What are the potential rewards of investing in the Portfolio?

A The Portfolio's mix of equity securities, convertible securities and debt securities may result in the Portfolio's being less volatile than the market.

U.S. GOVERNMENT INCOME PORTFOLIO

Q  What is the Portfolio's investment objective?

A High level of current income together with protection of capital by investing in debt obligations, including mortgage-backed securities issued or guaranteed by the United States government, its agencies or instrumentalities.

Q  What is the Portfolio's investment program?

A Under normal conditions, the Portfolio invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. These securities are commonly referred to as "U.S. Government Securities." The Portfolio may also purchase mortgage-backed securities to effectuate this program.

   OpCap Advisors observes current and historical yield relationships between maturities and sectors to seek the best relative values. The Portfolio generally maintains an average maturity between five and ten years. OpCap Advisors does not attempt to forecast interest rates in managing the Portfolio.

Q  What are the potential rewards of investing in the Portfolio?

A The Portfolio consists of high quality debt instruments. Since the average maturity of the Portfolio's investments is between five and ten years, the Portfolio should be less volatile than a longer term bond fund.

                                      RISKS

Q  What are the principal risks of investing in the Portfolios?

A The Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Small Cap, Global Equity, Managed and Balanced Portfolios invest principally in equity securities. Equity securities may be affected by the following:

    STOCK MARKET VOLATILITY - The stock market in general may fluctuate in response to political, market and economic developments.

    Equity investors should have a long-term investment horizon and should be prepared for the ups and downs of the stock market.

    SECURITY SELECTION - The portfolio manager may select stocks that decline in value, are not recognized as undervalued by the market or do not achieve expectations for growth in income or revenues.

    ISSUER CHANGES - Changes in the financial condition of an issuer or changes in economic conditions that affect a particular type of issuer can affect the value or credit quality of an issuer's securities.

    SMALL CAP AND MID CAP VOLATILITY - Mid cap stocks are more volatile and have less trading volume than large cap stocks. Small cap stocks are more volatile and generally have less trading volume than both large cap and mid cap stocks.

    SECTOR RISK - OpCap Advisors selects securities for a Portfolio based on the investment merits of a particular issue, rather than the business sector. The Science and Technology Portfolio will invest primarily in technology related companies. Companies dependent on new technology and innovative products are more volatile than well established, older companies.

    INVESTMENT STYLES - Value or growth stocks may be out of favor for a period of time. Both investment styles can produce poor returns for a period of time.

    ASSET ALLOCATION RISK - The Managed and Balanced Portfolios invest in a mix of equity and fixed income securities. The portfolio managers of those Portfolios can make the wrong allocation decisions.

    FOREIGN EXPOSURE - When selecting foreign securities for the Portfolios, OpCap Advisors and PIMCO Equity Advisors use approximately the same standards that they set for U.S. issuers. Foreign securities, foreign currencies and securities issued by U.S. entities with substantial foreign operations may have more risks than U.S. securities. This risk is greater for the Global Equity Portfolio which invests on a worldwide basis.

       - Political risk - Foreign governments can take over the assets or operations of a company or may impose taxes or limits on the removal of the Portfolio's assets from that country.

       - Currency risk - The value of securities held in foreign currencies will be affected by changes in the value of that currency.

       - Liquidity - Some foreign markets are less liquid and more volatile than the U.S. stock market.

       - Limited information - There may be less public information about foreign issuers than there is about U.S. issuers.

       - Settlement and clearance - Some foreign markets experience delays in settlement. These delays could cause the Portfolio to miss investment opportunities or to be unable to sell a security.

       - Emerging Markets - There are greater risks of unstable governments and economies and restriction on foreign ownership in these countries. The Portfolios presently intend to limit investment in emerging markets to no more than 5% of their total assets.

To the extent that the Portfolios invest in debt securities, the Portfolios are exposed to these risks:

       - Interest rate risk - The risk that changes in interest rates will affect the value of fixed income securities in the Portfolio.

       - Prepayment risk - The risk that the holder of a mortgage underlying a mortgage backed security will prepay principal.

       - Credit risk - The risk that an issuer of a fixed income security will be unable to pay principal and interest payments when they are due.

To the extent that the Global Equity Portfolio, Managed Portfolio or the Balanced Portfolio invests in lower grade debt securities, you should know that lower grade debt may have the following additional risks:

       -  more volatility

       -  less liquidity

       -  greater risk of issuer default or insolvency.

                               INVESTMENT POLICIES

Q  Can a Portfolio change its investment objective and investment policies?

A Fundamental policies of a Portfolio cannot be changed without the approval of a majority of the outstanding voting shares of the Portfolio. A Portfolio's investment objective is a fundamental policy. Investment restrictions that are fundamental policies are listed in the Statement of Additional Information. Investment policies are not fundamental and can be changed by the Fund's Board of Trustees.

Q  Can the Portfolios use derivative instruments?

A Yes. The Equity, Renaissance, Large Cap Growth, Small Cap Growth, Science and Technology, Mid Cap, Small Cap, Global Equity, Managed and Balanced Portfolios may purchase and sell derivative instruments, including:

    -  futures contracts
    -  options on futures contracts
    -  forward foreign currency contracts
    -  covered calls written on individual securities
    -  uncovered calls and puts
    -  options on stock indices
    -  swaps.

    The Equity, Mid Cap, Small Cap, Global Equity and Balanced Portfolios do not expect to use derivative instruments significantly, if at all. The Renaissance, Managed, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios will sometimes use derivative instruments as part of a strategy designed to reduce exposure to other risks, such as interest risk or currency risk, and may also use derivative instruments to meet their investment objectives.

Q  What are the risks of derivative instruments?

A  Derivative instruments can reduce the return of a Portfolio if:

    -  Its investment adviser uses a derivative instrument at the wrong time
    - The prices of a Portfolio's futures or options positions are not correlated with its other investments
    -  A Portfolio cannot close out a position because of an illiquid market.

Q  Do the Portfolios expect to engage in short-term trading?

A The Portfolios do not expect to engage in frequent short-term trading. The Financial Highlights tables in this prospectus show the turnover rates during prior fiscal years for the Portfolios that were active during this period.

Q  Can the Portfolios vary from their investment goals?

A Under unusual market conditions or, for certain Portfolios, when a Portfolio's investment adviser or sub-adviser believes market or economic conditions are adverse, it may invest up to 100% of its assets in defensive investments such as U.S. Government securities and money market instruments. To the extent that a Portfolio takes a defensive position, it will not be pursuing its investment objective.

                                 FUND MANAGEMENT

OPCAP ADVISORS

The Board of Trustees of the Fund has hired OpCap Advisors to serve as investment adviser of the Fund.

OpCap Advisors is a subsidiary of Oppenheimer Capital, an investment advisory firm with over $22 billion of assets under management as of December 31, 2002. OpCap Advisors and Oppenheimer Capital have acted as investment advisers since 1987 and 1969, respectively. The mailing address of each is 1345 Avenue of the Americas, New York, New York 10105.

OpCap Advisors manages the investments of certain Portfolios (and places brokerage orders) and conducts the business affairs of the Fund. Employees of Oppenheimer Capital and OpCap Advisors perform these services. PIMCO Equity Advisors is responsible for the day-to-day management of certain of the Fund's Portfolios and PIMCO manages a portion of the assets of the Managed Portfolio.

Each Portfolio pays OpCap Advisors fees in return for providing or arranging for the provision of investment advisory services. In the case of the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios, for which OpCap Advisors has retained PIMCO Equity Advisors as sub-adviser, OpCap Advisors (and not the Fund) pays a portion of the advisory fees its receives to PIMCO Equity Advisors in return for its services. OpCap Advisors also pays a portion of its advisory fees to PIMCO in return for the advisory services PIMCO performs for the Managed Portfolio. The Portfolios of the Fund listed below paid OpCap Advisors the following fees as a percentage of average daily net assets during the fiscal period ended December 31, 2002:

     Equity Portfolio                                                       0.80%
     Renaissance Portfolio                                                  0.00%*
     Science and Technology Portfolio                                       0.00%*
     Mid Cap Portfolio                                                      0.63%*
     Small Cap Portfolio                                                    0.80%
     Global Equity Portfolio                                                0.80%
     Managed Portfolio                                                      0.79%
     U.S. Government Income Portfolio                                       0.60%

*Pursuant to the Investment Advisory Agreement, OpCap Advisors shall waive any amounts and reimburse the Fund such that the total operating expenses of each Portfolio (except the Global Equity Portfolio) do not exceed 1.00% (net of any expense offset) of their respective average daily net assets and such that the total operating expenses of the Global Equity Portfolio do not exceed 1.25% (net of any expense offset) of its average daily net assets.

The Fund pays OpCap Advisors at the annual rate of 0.80% of the first $400 million of average net assets, 0.75% on the next $400 million of average net assets and 0.70% of assets in excess of $800 million with respect to the Equity, Global Equity, Managed, Small Cap, Science and Technology, Mid Cap, Balanced, Renaissance, Large Cap Growth and Small Cap Growth Portfolios. The rate applicable to the U.S. Government Income Portfolio is 0.60% of average net assets.

OpCap Advisors will pay PIMCO Equity Advisors fees at the annual rate of 0.40% of the first $400 million of average net assets, 0.375% on the next $400 million of average net assets and 0.35% of assets in excess of $800 million with respect to the Renaissance, Large Cap Growth, Small Cap Growth and Science and Technology Portfolios for investment advisory services PIMCO Equity Advisors renders to those Portfolios.

OpCap will pay PIMCO a fee at the annual rate of 0.25% of the average daily value of the net assets managed by PIMCO.

PIMCO EQUITY ADVISORS LLC

Founded in 1999, PIMCO Equity Advisors LLC has over $7.2 billion of assets under management as of December 31, 2002. PIMCO Equity Advisors is an independent investment advisor providing equity portfolio management expertise to employee benefit accounts (public, corporate and Taft-Hartley), endowments, foundations and investment companies. PIMCO Equity Advisors has its principal offices at 1345 Avenue of the Americas, New York, NY 10105.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC (PIMCO)

Founded in 1971, Pacific Investment Management Company manages over $304 billion as of December 31, 2002. Renowned for its fixed income management expertise, PIMCO manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world. PIMCO has its principal offices at 800 Newport Center Drive, Newport Beach, California 92660.

PORTFOLIO MANAGERS

[PHOTO OF LOUIS GOLDSTEIN]

Louis Goldstein has been a portfolio manager of the Mid Cap Portfolio since its inception and its sole portfolio manager since 1999. Mr. Goldstein, a Managing Director of Oppenheimer Capital, joined Oppenheimer Capital in 1991 and over 20 years of investment experience. He earned a BS Summa Cum Laude and an MBA in Finance with honors from the Wharton School of Business.

[PHOTO OF JOHN LINDENTHAL]

John Lindenthal, Managing Director and senior equity portfolio manager and analyst at Oppenheimer Capital, is the portfolio manager of the Equity Portfolio. He brings over 30 years of investment experience to his current position. Mr. Lindenthal joined Oppenheimer Capital in 1979 from Bank of America where he was a senior portfolio manager responsible primarily for pension assets. Mr. Lindenthal graduated from the University of Santa Clara in California with a BS in Economics and an MBA in Finance.

[PHOTO OF MARK DEGENHART]

Mark Degenhart, Senior Vice President, has been a portfolio manager of the Small Cap Portfolio since joining the firm in January 1999. Other responsibilities include research and analysis. Prior to joining the firm, he was Director of Research and Associate Portfolio Manager at Palisade Capital Management since 1993. His prior investment experience dates back to 1986. He has a BS degree in marketing from the University of Scranton.

[PHOTO OF ELISA A. MAZEN]

Elisa A. Mazen, Managing Director, has been a member of the international equity investment team at Oppenheimer Capital since 1994 and is the primary global portfolio manager for the Global Equity Portfolio. Prior to joining Oppenheimer Capital, she was a Portfolio Manager/Analyst at Clemente Capital, Inc. Ms. Mazen graduated with a BA in economics/finance from Douglass College, Rutgers University in 1983.

[PHOTO OF ROBERT K. URQUHART]

Robert K. Urquhart, Managing Director of Oppenheimer Capital, is the portfolio manager of the Managed Portfolio. Prior to joining Oppenheimer Capital, he was a portfolio manager at Pilgrim Baxter & Associates and a portfolio manager and managing director at PNC Equity Advisors. Mr. Urquhart has a BS from the University of Colorado and an MBA from Harvard Graduate School of Business Administration.

[PHOTO OF COLIN GLINSMAN]

Colin Glinsman, Chief Executive Officer and Managing Director of Oppenheimer Capital, is the portfolio manager for the domestic portion of the Global Equity Portfolio and a co-portfolio manager of the Managed Portfolio. Mr. Glinsman will also serve as the portfolio manager of the Balanced Portfolio. He joined Oppenheimer Capital in 1989 as a securities analyst. Mr. Glinsman has a BA from Yale University and a MS from New York University.

[PHOTO OF MATTHEW GREENWALD]

Matthew Greenwald, Senior Vice President of Oppenheimer Capital, became portfolio manager of the U.S. Government Income Portfolio in December 2002. Prior to joining Oppenheimer Capital in 1989, Mr. Greenwald was a Portfolio Manager/Analyst at Mitchell Hutchins Asset Management. Mr. Greenwald has a BA from Penn State University and an MBA from Columbia Business School.

[PHOTO OF KENNETH W. CORBA]

Kenneth W. Corba, Chief Executive Officer and Managing Director of PIMCO Equity Advisors, will serve as the portfolio manager of the Large Cap Growth Portfolio. Mr. Corba joined PIMCO Equity Advisors in January 1999. Prior to this time, he was the Chief Investment Officer for Eagle Asset Management from March 1995 to March 1999 and Director of the Capital Management Group at Stein Roe & Farnham from June 1984 to February 1995. He has a BA and MBA from the University of Michigan.

[PHOTO OF DENNIS McKECHNIE]

Dennis McKechnie, a Certified Financial Analyst, is a Managing Director of PIMCO Equity Advisors. Mr. McKechnie is the manager of the Science and Technology Portfolio and joined PIMCO Equity Advisors in January 1999. He has eight years of investment management experience as the Vice President for Columbus Circle Investors from April 1991 to January 1999. Mr. McKechnie has a BS in Electrical Engineering from Purdue University and an MBA from Columbus Business School.

[PHOTO OF MICHAEL CORELLI]

Michael Corelli will serve as the portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 1999 as a Research Analyst covering the business services, software and energy sectors. Prior to joining PIMCO Equity Advisors, he was an analyst at Bankers Trust in the small and mid cap growth group. Mr. Corelli has a BA from Bucknell University.

[PHOTO OF JAMIE MICHAELSON]

Jamie Michaelson will serve as the portfolio manager of the Small Cap Growth Portfolio. He joined PIMCO Equity Advisors in 2000 as a Research Analyst covering the consumer and financial services sectors. Prior to joining PIMCO Equity Advisors in 1999, he was an analyst at Deutsche Bank Securities and Raymond James. Mr. Michaelson received a BA from Bucknell University.

[PHOTO OF WILLIAM H. GROSS]

William H. Gross, Managing Director and Chief Investment Officer of PIMCO, has been a co-portfolio manager of the Managed Portfolio since March 2000. Mr. Gross joined PIMCO in June 1971 and is a founding partner of PIMCO.

[PHOTO OF JOHN K. SCHNEIDER]

John K. Schneider, CFA, Managing Director/Senior Portfolio Manager of PIMCO Equity Advisors, is the Portfolio Manager of the Renaissance Portfolio. Prior to joining PIMCO Equity Advisors in 1999, Mr. Schneider was with Schneider Capital Management as a Portfolio Manager and Partner and with Wilmington Capital Management as Partner and Generalist. Additionally, he has been with Newbold Asset Management as Member of Equity Policy Committee and Director of Research. Mr. Schneider graduated summa cum laude from Lehigh University with a BS.

                                   SHARE PRICE

The Fund calculates each Portfolio's share price, called its net asset value, on each business day that the New York Stock Exchange is open after the close of regular trading (generally 4:00 p.m. Eastern Standard Time, the "NYSE Close"). Net asset value per share is computed by adding up the total value of a Portfolio's investments and other assets, subtracting its liabilities and then dividing by the number of shares outstanding.

                     TOTAL PORTFOLIO INVESTMENTS + OTHER ASSETS - LIABILITIES Net Asset Value = --------------------------------------------------------
                              NUMBER OF PORTFOLIO SHARES OUTSTANDING

The Fund generally uses the market prices of securities to value a Portfolio's investments unless securities do not have market quotations or are short-term debt securities. When the Fund uses fair value to price a security that does not have a readily available market price, the Fund reviews the pricing method with the Fund's Board. The Fund prices short-term investments that mature in less than 60 days using amortized cost or amortized value. Foreign securities trade on days when the Portfolios do not price their shares so the net asset value of a Portfolio's shares may change on days when shareholders will not be able to buy or sell shares of the Portfolio. If an event occurs after the NYSE close (or after the close of a foreign market, if the security trades in that market) that the Fund believes changes the value of a security, then the Fund will value the security at what it believes to be fair value.

                             DISTRIBUTIONS AND TAXES

This discussion is about distributions to the Portfolio's shareholders, which are variable accounts of insurance companies and qualified pension and retirement plans. You should read the prospectus for the variable account for information about distributions and federal tax treatment for contract owners of variable products.

Each Portfolio pays dividends from its net investment income and distributes any net capital gains that it has realized at least once a year. The U.S. Government Income Portfolio pays dividends from its net investment income once a month.

The Board of Trustees monitors the Fund for material, irreconcilable conflicts of interest that could develop among different types of variable contracts or contracts issued by different insurance companies participating in the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in the tax treatment of separate accounts or of the separate account's related contracts, or the failure by an insurance company separate account or its related contracts to meet the requirements of other laws, could cause a conflict. In such cases, the variable annuity or variable life insurance contracts owned by other policyholders, but funded through either the same or different separate accounts, could lose the benefit of tax-deferral on cash value growth, unless the insurance company responsible for the conflict was to undertake certain remedial actions and the Internal Revenue Service consented to such actions. To eliminate any such conflict, the Board of Trustees may, among other things, require a separate account to withdraw its participation in a Portfolio.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help a shareholder understand the Portfolios' financial performance. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information in the financial highlights table below has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the corresponding Portfolios' financial statements, is incorporated by reference in the Fund's SAI, which is available upon request.

                             OCC ACCUMULATION TRUST
                                EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------
                                                          2002         2001         2000         1999         1998
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year                     $    33.12   $    36.09   $    37.56   $    38.70   $    36.52
                                                       ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS:
Net investment income                                        0.36         0.24         0.25         0.25         0.39
Net realized and unrealized gain (loss) on
  investments                                               (7.38)       (2.75)        2.39         0.62         3.84
                                                       ----------   ----------   ----------   ----------   ----------
  Total income (loss) from investment operations            (7.02)       (2.51)        2.64         0.87         4.23
                                                       ----------   ----------   ----------   ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (0.25)       (0.24)       (0.30)       (0.36)       (0.39)
Net realized gains                                          (0.22)       (0.22)       (3.81)       (1.65)       (1.66)
                                                       ----------   ----------   ----------   ----------   ----------
  Total dividends and distributions to shareholders         (0.47)       (0.46)       (4.11)       (2.01)       (2.05)
                                                       ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                           $    25.63   $    33.12   $    36.09   $    37.56   $    38.70
                                                       ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (1)                                            (21.4)%       (7.0)%        9.9%         2.5%        11.9%
                                                       ==========   ==========   ==========   ==========   ==========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $   35,915   $   78,781   $   88,613   $   70,512   $   48,711
Ratio of net expenses to average net assets (2)              0.96%        0.93%        0.95%        0.91%        0.94%
Ratio of net investment income to average net assets         0.89%        0.68%        0.78%        0.86%        1.36%
Portfolio Turnover                                             21%          22%          58%          84%          29%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits from custodian bank.

                             OCC ACCUMULATION TRUST
                         SCIENCE & TECHNOLOGY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIOD

                                                                                  FOR THE PERIOD
                                                                                  APRIL 12, 2000*
                                                       YEAR ENDED DECEMBER 31,       THROUGH
                                                          2002         2001      DECEMBER 31, 2000
                                                       ----------   ----------   -----------------
Net asset value, beginning of period                   $     2.38   $     6.07          $    10.00
                                                       ----------   ----------          ----------

INVESTMENT OPERATIONS:
Net investment loss                                         (0.01)       (0.02)              (0.03)
Net realized and unrealized loss on investments             (1.17)       (3.67)              (3.90)
                                                       ----------   ----------          ----------
  Total loss from investment operations                     (1.18)       (3.69)              (3.93)
                                                       ----------   ----------          ----------

Net asset value, end of period                         $     1.20   $     2.38          $     6.07
                                                       ==========   ==========          ==========

TOTAL RETURN (1)                                            (49.6)%      (60.8)%             (39.3)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                      $    1,452   $    1,033          $    1,822
Ratio of expenses to average net assets (2)(3)               1.08%        1.05%               1.04%(4)
Ratio of net investment loss to average net assets (3)      (0.84)%      (0.77)%             (0.39)%(4)
Portfolio Turnover                                            134%         104%                 79%

----------
 *  Commencement of operations.
(1) Total return for a period of less than one year is not annualized.
(2) Inclusive of expenses offset by earnings credits from custodian bank.
(3) During the fiscal period indicated above, the Investment Adviser waived a portion of its fees and/or assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.88% and (2.63)%, respectively, for the year ended December 31, 2002, 3.22% and (2.94)%, respectively, for the year ended December 31, 2001 and 1.82% (annualized) and (1.17)% (annualized), respectively, for the period ended December 31, 2000.
(4) Annualized.

                             OCC ACCUMULATION TRUST
                                MID CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
     FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD:

                                                                           YEAR ENDED                        FOR THE PERIOD
                                                                          DECEMBER 31,                     FEBRUARY 9, 1998 (1)
                                                       -------------------------------------------------           TO
                                                          2002         2001         2000         1999       DECEMBER 31, 1998
                                                       ----------   ----------   ----------   ----------   -------------------
Net asset value, beginning of period                   $    13.46   $    13.02   $    11.63   $     9.79            $    10.00
                                                       ----------   ----------   ----------   ----------   -------------------

INVESTMENT OPERATIONS:
Net investment income                                        0.00*        0.00*        0.06         0.05                  0.05
Net realized and unrealized gain (loss) on
  investments                                               (0.96)        0.85         2.83         2.07                 (0.21)
                                                       ----------   ----------   ----------   ----------   -------------------
  Total income (loss) from investment operations            (0.96)        0.85         2.89         2.12                 (0.16)
                                                       ----------   ----------   ----------   ----------   -------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                           -        (0.02)       (0.04)       (0.05)                (0.05)
Net realized gains                                          (0.37)       (0.36)       (1.46)       (0.23)                    -
Return of capital                                               -        (0.03)           -            -                     -
                                                       ----------   ----------   ----------   ----------   -------------------
  Total dividends and distributions to shareholders         (0.37)       (0.41)       (1.50)       (0.28)                (0.05)
                                                       ----------   ----------   ----------   ----------   -------------------

Net asset value, end of period                         $    12.13   $    13.46   $    13.02   $    11.63            $     9.79
                                                       ==========   ==========   ==========   ==========   ===================

TOTAL RETURN (2)                                             (7.1)%        6.6%        25.9%        21.6%                 (1.6)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)                      $   10,427   $   16,479   $   16,741   $    5,382            $    1,885
Ratio of expenses to average net assets (3)(4)               1.00%        1.00%        1.00%        1.03%                 1.05%(5)
Ratio of net investment income to average net
  assets (4)                                                 0.00%**      0.06%        0.65%        0.62%                 0.78%(5)
Portfolio Turnover                                             93%          85%         100%         108%                   38%

----------
 *  Less than $0.005 per share
 ** Less than 0.005%
(1) Commencement of operations
(2) Assumes reinvestment of all dividends and distributions. Total return for a period of less than one year is not annualized.
(3) Inclusive of expenses offset by earnings credits from custodian bank.
(4) During the fiscal periods indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income
    (loss) to average net assets would have been 1.17% and (0.17)%, respectively, for the year ended December 31, 2002, 1.15% and (0.08)%, respectively for the year ended December 31, 2001, 1.36% and 0.29%, respectively, for year ended December 31, 2000, 1.70% and (0.05)%, respectively, for the year ended December 31, 1999, and 4.28% (annualized) and (2.45)% (annualized), respectively, for the period February 9, 1998 (commencement of operations) to December 31, 1998.

                             OCC ACCUMULATION TRUST
                               SMALL CAP PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------
                                                          2002         2001         2000         1999         1998
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year                     $    32.26   $    32.26   $    22.52   $    23.10   $    26.37
                                                       ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS:
Net investment income                                        0.03         0.02         0.26         0.14         0.14
Net realized and unrealized gain (loss) on
  investments                                               (6.18)        2.38         9.62        (0.57)       (2.38)
                                                       ----------   ----------   ----------   ----------   ----------
  Total income (loss) from investment operations            (6.15)        2.40         9.88        (0.43)       (2.24)
                                                       ----------   ----------   ----------   ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (0.02)       (0.24)       (0.14)       (0.15)       (0.09)
Net realized gains                                          (4.57)       (2.16)           -            -        (0.94)
                                                       ----------   ----------   ----------   ----------   ----------
  Total dividends and distributions to shareholders         (4.59)       (2.40)       (0.14)       (0.15)       (1.03)
                                                       ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                           $    21.52   $    32.26   $    32.26   $    22.52   $    23.10
                                                       ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (1)                                            (21.6)%        8.3%        44.2%        (1.8)%       (9.0)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $  174,593   $  254,791   $  224,669   $  151,290   $  155,506
Ratio of expenses to average net assets (2)                  0.91%        0.90%        0.90%        0.89%        0.88%
Ratio of net investment income to average net assets         0.12%        0.08%        1.03%        0.61%        0.72%
Portfolio Turnover                                            147%         156%         114%          99%          51%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits from custodian bank.

                             OCC ACCUMULATION TRUST
                             GLOBAL EQUITY PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------
                                                          2002         2001         2000         1999         1998
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year                     $    13.09   $    15.36   $    16.56   $    15.43   $    14.32
                                                       ----------   ----------   ----------   ----------   ----------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                        0.13         0.08         0.18         0.31         0.12
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions             (2.40)       (2.19)        0.50         3.78         1.78
                                                       ----------   ----------   ----------   ----------   ----------
  Total income (loss) from investment operations            (2.27)       (2.11)        0.68         4.09         1.90
                                                       ----------   ----------   ----------   ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income                                  (0.06)           -        (0.14)       (0.26)       (0.18)
In excess of net investment income                              -            -            -            -            -
From net realized gains                                         -        (0.16)       (1.74)       (2.70)       (0.61)
                                                       ----------   ----------   ----------   ----------   ----------
  Total dividends and distributions to shareholders         (0.06)       (0.16)       (1.88)       (2.96)       (0.79)
                                                       ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                           $    10.76   $    13.09   $    15.36   $    16.56   $    15.43
                                                       ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (1)                                            (17.4)%      (13.8)%        4.7%        26.5%        13.3%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $   22,355   $   31,289   $   41,299   $   43,412   $   34,777
Ratio of expenses to average net assets (2)                  1.15%        1.20%        1.14%        1.10%        1.13%
Ratio of net investment income to average net assets         0.72%        0.59%        1.07%        0.48%        0.79%
Portfolio Turnover                                             70%          77%         110%          83%          55%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits from custodian bank.

                             OCC ACCUMULATION TRUST
                                MANAGED PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                           YEAR ENDED DECEMBER 31,
                                                       --------------------------------------------------------------
                                                          2002         2001         2000         1999         1998
                                                       ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of year                     $    40.15   $    43.20   $    43.65   $    43.74   $    42.38
                                                       ----------   ----------   ----------   ----------   ----------

INVESTMENT OPERATIONS:
Net investment income                                        0.64         0.68         0.99         0.56         0.60
Net realized and unrealized gain (loss) on
  investments                                               (7.32)       (2.76)        2.41         1.47         2.40
                                                       ----------   ----------   ----------   ----------   ----------
  Total income (loss) from investment operations            (6.68)       (2.08)        3.40         2.03         3.00
                                                       ----------   ----------   ----------   ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (0.70)       (0.97)       (0.58)       (0.65)       (0.33)
Net realized gains                                              -            -        (3.27)       (1.47)       (1.31)
                                                       ----------   ----------   ----------   ----------   ----------
  Total dividends and distributions to shareholders         (0.70)       (0.97)       (3.85)       (2.12)       (1.64)
                                                       ----------   ----------   ----------   ----------   ----------

Net asset value, end of year                           $    32.77   $    40.15   $    43.20   $    43.65   $    43.74
                                                       ==========   ==========   ==========   ==========   ==========

TOTAL RETURN (1)                                            (16.9)%       (4.9)%        9.7%         5.0%         7.1%

RATIO/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $  392,705   $  572,321   $  693,469   $  804,467   $  777,087
Ratio of expenses to average net assets (2)                  0.88%        0.88%        0.86%        0.83%        0.82%
Ratio of net investment income to average net assets         1.57%        1.47%        2.20%        1.27%        1.74%
Portfolio Turnover                                            159%         162%         168%          50%          37%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits from custodian bank.

                             OCC ACCUMULATION TRUST
                        U.S. GOVERNMENT INCOME PORTFOLIO
                              FINANCIAL HIGHLIGHTS
      FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR:

                                                                             YEAR ENDED DECEMBER 31,
                                                       ------------------------------------------------------------------
                                                          2002         2001           2000           1999         1998
                                                       ----------   ----------     ----------     ----------   ----------
Net asset value, beginning of year                     $    10.71   $    10.50     $    10.00     $    10.66   $    10.51
                                                       ----------   ----------     ----------     ----------   ----------

INVESTMENT OPERATIONS:
Net investment income                                        0.46         0.47           0.51           0.49         0.53
Net realized and unrealized gain (loss) on
  investments                                                0.55         0.21           0.50          (0.66)        0.31
                                                       ----------   ----------     ----------     ----------   ----------
  Total income (loss) from investment operations             1.01         0.68           1.01          (0.17)        0.84
                                                       ----------   ----------     ----------     ----------   ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                       (0.46)       (0.47)         (0.51)         (0.49)       (0.53)
Net realized gains                                          (0.05)           -              -              -        (0.16)
                                                       ----------   ----------     ----------     ----------   ----------
  Total dividends and distributions to shareholders         (0.51)       (0.47)         (0.51)         (0.49)       (0.69)
                                                       ----------   ----------     ----------     ----------   ----------

Net asset value, end of year                           $    11.21   $    10.71     $    10.50     $    10.00   $    10.66
                                                       ==========   ==========     ==========     ==========   ==========

TOTAL RETURN (1)                                              9.7%         6.6%          10.4%          (1.6)%        8.1%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                        $    9,163   $    9,028     $    9,436     $    9,830   $   10,542
Ratio of expenses to average net assets(2)                   0.97%        1.00%(3)       1.01%(3)       0.95%        1.00%(3)
Ratio of net investment income to average net assets         3.88%        4.40%(3)       5.04%(3)       4.78%        4.96%(3)
Portfolio Turnover                                             68%          60%            35%            69%          80%

----------
(1) Assumes reinvestment of all dividends and distributions.
(2) Inclusive of expenses offset by earnings credits from custodian bank.
(3) During the fiscal years indicated above, the Investment Adviser waived a portion or all of its fees and assumed a portion of the Portfolio's expenses. If such waivers and assumptions had not been in effect, the ratio of expenses to average net assets and the ratio of net investment income to average net assets would have been 1.05% and 4.35%, respectively, for the year ended December 31, 2001, 1.11% and 4.94% , respectively, for the year ended December 31, 2000 and 1.19% and 4.77%, respectively, for the year ended December 31, 1998.

For investors who want more information about the Portfolios, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Portfolios' investments is available in the Portfolios' annual and semi-annual reports to shareholders. In each Portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

The SAI and the Portfolio's annual and semi-annual reports are available without charge upon request to your insurance agent or by calling the Portfolios at 1-800-700-8258.

You can review and copy the Portfolios' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   After paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing to or calling the Public Reference Room of the Securities and Exchange Commission, Washington, D.C. 20549-0102
   Telephone:  1-202-942-8090

   Free from the EDGAR Database on the Commission's Internet website at http://www.sec.gov.

FILE # 811-08512

PIMCO ADVISORS VIT

Equity Portfolio

Renaissance Portfolio

Large Cap Growth Portfolio

Small Cap Growth Portfolio

Science and Technology Portfolio

Mid Cap Portfolio

Small Cap Portfolio

Global Equity Portfolio

Managed Portfolio

Balanced Portfolio

U.S. Government Income Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION

                            OPCAP BALANCED PORTFOLIO
                         A SERIES OF PIMCO ADVISORS VIT

                           1345 AVENUE OF THE AMERICAS
                          NEW YORK, NEW YORK 10105-4800
                                  212-739-3000

     This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated January __, 2004 for the Special Meeting of Shareholders of the LSA Balanced Fund to be held on March 26, 2004. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the OpCap Balanced Portfolio, 1345 Avenue of the Americas, New York, New York 10105-4800, or by calling 1-800-700-8258. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

     Further information about the OpCap Balanced Portfolio is contained in and incorporated herein by reference to the Fund's Statement of Additional Information ("SAI") dated May 1, 2003. The OpCap Balanced Portfolio does not have audited financial statements because it has not commenced operations.

     Further information about the LSA Balanced Fund is contained in and incorporated by reference to the Fund's Statement of Additional Information dated May 1, 2003, insofar as it relates to the LSA Balanced Fund. The audited financial statements and related independent auditors' report for the LSA Balanced Fund contained in its Annual Report for the fiscal year ended December 31, 2002 are hereby incorporated by reference insofar as they relate to the LSA Balanced Fund. The unaudited financial statements for the LSA Balanced Fund contained in its Semi-Annual Report for the period ended June 30, 2003 is hereby incorporated herein by reference insofar as they relate to the LSA Balanced Fund.

                              FINANCIAL STATEMENTS

     Pro forma financial statements need not be provided because the net asset value of the OpCap Balanced Portfolio (which is not operational) does not exceed 10% of the net asset value of the LSA Balanced Fund.

     The date of this Statement of Additional Information is January ___, 2004.

                 VOTE BY TOUCH-TONE PHONE, BY MAIL, OR VIA THE INTERNET!

Option 1:      To vote by phone call toll-free 1-888-221-0697 and use the control number on the front of your voting instruction card.

Option 2:      Vote on the Internet at www.proxyweb.com and use the
               control number on the front of your voting instruction card.

Option 3:      Return the signed voting instruction card in the enclosed postage prepaid envelope.

                            LSA VARIABLE SERIES TRUST

                                LSA BALANCED FUND

                           [NAME OF INSURANCE COMPANY]

             VOTING INSTRUCTIONS FOR SPECIAL MEETING OF SHAREHOLDERS
                                 MARCH 26, 2004

                 THESE VOTING INSTRUCTIONS ARE SOLICITED BY THE
                 BOARD OF TRUSTEES OF LSA VARIABLE SERIES TRUST
                    ON BEHALF OF [NAME OF INSURANCE COMPANY]

     The undersigned instructs [NAME OF INSURANCE COMPANY] to represent and vote the number of share(s) of the LSA Balanced Fund (the "Fund"), a series of the LSA Variable Series Trust (the "Trust"), represented by the number of votes attributable to the undersigned's variable annuity contract or variable life insurance policy at a Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on March 26, 2004, and any adjournments thereof, upon the matters properly brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. [NAME OF INSURANCE COMPANY] is directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

     All properly executed voting instructions will be voted as directed herein by the undersigned. If no direction is given when the duly executed voting instructions are returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

     PLEASE FILL IN BOX AS SHOWN USING BLACK OR BLUE INK OR NUMBER 2 PENCIL. / X/ PLEASE DO NOT USE FINE POINT PENS.

               ___________________________________________________

     THESE VOTING INSTRUCTIONS ARE VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

     THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL TO:

              To approve an Agreement and Plan of Reorganization providing for the transfer of all assets and stated liabilities of the LSA Balanced Fund to the OpCap Balanced Portfolio, in exchange for shares of the OpCap Balanced Portfolio, which will be distributed to shareholders of the LSA Balanced Fund.

                    / / For      / / Against     / / Abstain

     The undersigned acknowledges receipt with these voting instructions of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on these voting instructions should be exactly as your name or names appear on these voting instructions. If the shares are held jointly, each owner should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:  _____________, 2004


--------------------------------------   ---------------------------------------
Signature                                Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

       Pursuant to Article V, Sec. 5.3 of the Registrant's Declaration of Trust, the Trustees shall provide for indemnification by the Trust of any present or former trustee, officer or agent in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being, or having been, a trustee, officer or agent of the Trust. The Trust By-Laws provide that, in other than derivative or shareholder suits, trustees, officers and/or agents will be indemnified against expenses of actions or omissions if the actions or omissions complained of were in good faith and reasonably believed to be in and not opposed to the best interests of the Trust, or, if a criminal action, the accused had no cause to believe his conduct was unlawful.

       In derivative and shareholder actions, such trustee, officer and/or agent shall be indemnified against expenses except where liability arises by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940. Either Trustees not a party to the action, shareholders or independent legal counsel by written opinion may, in appropriate circumstances, decide questions of indemnification under the By-Laws.

       The Trust may purchase insurance insuring its officers and trustees against certain liabilities in their capacity as such, and insuring the Trust against any payments which it is obligated to make to such persons under any foregoing indemnification provisions.

       Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.    EXHIBITS

(1)(a) Declaration of Trust - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(1)(b) Amendment to Declaration of Trust dated September 1, 1994 - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(1)(c) Amendment to Declaration of Trust dated September 16, 1994 - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(1)(d) Amendment to Declaration of Trust dated April 22, 1996 - Previously filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.
(1)(e) Amendment to Declaration of Trust dated March 14, 2003 - Previously filed with Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A.
(2) By-Laws of Registrant - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(3)         Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.
(5) Articles VI, VIII, IX and X of the Declaration of Trust and Article III of the Bylaws - Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.
(6)(a) Investment Advisory Agreement with OpCap Advisors - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(6)(b) Amendment to Investment Advisory Agreement with OpCap Advisors LLC, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.
(6)(c) Portfolio Management Agreement with PIMCO Equity Advisors - Previously filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.
(6)(d) Novation of Portfolio Management Agreement with PIMCO Equity Advisors, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.
(6)(e) Portfolio Management Agreement with PIMCO - Previously filed with Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A.
(6)(f) Amendment to Portfolio Management Agreement with PIMCO, dated February 4, 2002 - Previously filed with Post-Effective
            Amendment No. 18 to Registrant's Registration Statement on
            Form N-1A.
(7)(a) Distributors Agreement - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(7)(a)(1) Amendment to Distributors Agreement, dated February 4, 2002 - Previously filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.
(8) Retirement Plan for Non-Interested Trustees or Directors - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(9) Custody Agreement - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(10)        Not Applicable.

(11) Opinion and Consent of Counsel-Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(12)        Form of Tax Opinion is filed herewith.
(13)(a) Participation Agreement for American Enterprise Life Insurance Company - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(13)(b) Amendment No. 1 to Participation Agreement for American Enterprise Life Insurance Company - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(13)(c) Participation Agreement for Connecticut General Life Insurance Company and amendment dated August 30, 1996 - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.
(13)(d) Participation Agreement for IL Annuity and Insurance Company - Previously filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.
(13)(e) Participation Agreement for Connecticut General Life Insurance Company (Separate Account T3) - Previously filed with Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.
(13)(f) Fund Participation Agreement for CIGNA Life Insurance Company dated September 5, 1996 - Previously filed with Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form
            N-1A.
(13)(g) Amendment to Fund Participation Agreement for Connecticut General Life Insurance Company dated April 23, 1997 - Previously filed with Post-Effective Amendment No. 5 to Registrant's Registration Statement on Form N-1A.

(13)(h) Participation Agreement for Providentmutual Life dated September 16, 1994 - Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.
(13)(i) Participation Agreement for PRUCO Life Insurance Company of Arizona dated July 1, 1996 - Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.
(13)(j)     Participation Agreement for PRUCO Life Insurance Company of
            New Jersey dated January 1, 1997 - Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.
(13)(k)     Participation Agreement for Prudential Insurance Company of America
            - Previously filed with Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A.
(13)(l) Participation Agreement for MONY Life Insurance Company of America and The Mutual Life Insurance Company of New York dated as of September 16, 1994 - Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.
(13)(m) Participation Agreement for ReliaStar Life Insurance Company dated August 8, 1997 - Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form
            N-1A.
(13)(n) Participation Agreement for ReliaStar Bankers Security Life Insurance Company dated August 8, 1997 - Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.
(13)(o) Participation Agreement for Northern Life Insurance Company dated August 8, 1997 - Previously filed Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.
(13)(p) Participation Agreement for American Centurion Life Assurance Company - Previously filed with Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A.
(13)(q) Participation Agreement for Sun Life Assurance Company of Canada (U.S.) dated as of February 17, 1998 - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(13)(r) Participation Agreement for Transamerica Life Insurance Company of New York dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(13)(s) Participation Agreement for Transamerica Occidental Life Insurance Company dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(13)(t) Participation Agreement for Transamerica Life and Annuity Company dated December 15, 1997 - Previously filed with Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A.
(13)(u) Amendment No. 2 dated August 21, 1998 to Participation Agreement for American Enterprise Life Insurance Company, dated February 21, 1995
            - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(v) Participation Agreement for Lincoln National Life Insurance, dated May 15, 1998 and amendment thereto dated October 7, 1998
            - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(w) Participation Agreement for First Providian Life and Health Insurance Company, dated November 1, 1996 - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(x) Participation Agreement for Providian Life and Health Insurance Company, dated September 16, 1994 - Previously filed with Post-Effective Amendment No. 9 to Registrant's

            Registration Statement on Form N-1A.
(13)(y) Amendment dated September 1, 1998 to Participation Agreement of August 8, 1997 for ReliaStar Life Insurance Company of New York (formerly ReliaStar Bankers Life Insurance Company) - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(z) Amendment dated October 14, 1998 to Participation Agreement dated September 17, 1997 for American Centurion Life Insurance Company - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(aa) Amendment dated December 1, 1998 to Participation Agreement of February 17, 1998 for Sun Life Assurance Company of Canada (U.S.) - Previously filed with Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(bb)    Participation Agreement for Travelers Insurance Company dated
            May 1, 1998 - Previously filed with Post-Effective Amendment
            No. 9 to Registrant's Registration Statement on Form N-1A.
(13)(cc) Amendment dated January 1, 1999 to Participation Agreement with Transamerica Occidental Life Insurance Company - Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.
(13)(dd) Amendment dated September 8, 1998 to Participation Agreement with Transamerica Life Insurance and Annuity Company - Previously filed with Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.
(13)(ee) Participation Agreement dated September 30, 1999 with Lincoln Benefit Life Company - Previously filed with Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A.
(13)(ff) Amendment dated May 1, 2000 to Participation Agreement with Lincoln Life & Annuity Company - Previously filed with Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A.
(13)(gg) Form of Participation Agreement with Great-West Life & Annuity Insurance Company - Previously filed with Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A.
(13)(hh)    Form of Participation Agreement with Allstate Life Insurance Company
            - Previously filed with Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A.
(13)(ii) Form of Participation Agreement with Equitable Life Assurance Society of the United States - Previously filed with Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A.
(14)        Consent of Deloitte & Touche LLP is filed herewith.
(15)        Not Applicable
(16)        Not Applicable

ITEM 17.    UNDERTAKINGS.

       (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

       (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 18th day of December, 2003.

                                      PIMCO ADVISORS VIT


                                      By  /s/ Brian S. Shlissel
                                         --------------------------------------
                                         Brian S. Shlissel,
                                         Executive Vice President and Treasurer


Attest:


                                      By  /s/ Lawrence G. Altadonna
                                         --------------------------------------
                                         Lawrence G. Altadonna,
                                         Assistant Treasurer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 18th of December, 2003.

              SIGNATURE                                  TITLE
              ---------                                  -----

/s/ Stephen J. Treadway                              President, Trustee
--------------------------------------
Stephen J. Treadway

                                                           Trustee
--------------------------------------
Paul Y. Clinton

                                                           Trustee
--------------------------------------
Thomas W. Courtney

/s/ Lacy B. Herrmann                                       Trustee
--------------------------------------
Lacy B. Herrmann

/s/ V. Lee Barnes                                          Trustee
--------------------------------------
V. Lee Barnes

/s/ Theodore T. Mason                                      Trustee
--------------------------------------
Theodore T. Mason

/s/ Brian S. Shlissel                       Executive Vice President & Treasurer
--------------------------------------
Brian S. Shlissel

                                  EXHIBIT INDEX

EX-99.12    Form of Tax Opinion.
EX-99.14    Consent of Deloitte & Touche LLP.